The Eaton Vance Municipals Trust
For the Portfolios:
        Arizona Tax Free Portfolio
        Colorado Tax Free Portfolio
        Connecticut Tax Free Portfolio
        Michigan Tax Free Portfolio
        Minnesota Tax Free Portfolio
        New Jersey Tax Free Portfolio
        Pennsylvania Tax Free Portfolio
        Texas Tax Free Portfolio

[LOGO]

Annual Shareholder Report
July 31, 1995



Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

--------------------------------------------------------------------------------
                           Arizona Tax Free Portfolio
                    Portfolio of Investments - July 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              EDUCATION - 4.8%
A1        AA         $1,000   Arizona Board of Regents,
                              Arizona State University,
                              5.90%, 7/01/09             $  1,015,710
NR        AAA         1,000   City of Glendale,
                              Thunderbird Graduate
                              School, CLEE, 7.125%,
                              7/01/20                       1,099,650
A1        AA          1,250   Arizona Board of Regents,
                              University of Arizona,
                              6.25%, 6/01/11                1,283,100
NR        NR          2,000   Arizona Educational Loan
                              Marketing Corporation,
                              (AMT) 6.30%, 12/01/08         1,921,460
A         NR          1,500   Student Loan Acquisition
                              Authority of Arizona,
                              (AMT) 7.625%, 5/01/10         1,630,230
                                                         ------------
                                                         $  6,950,150
                                                         ------------
                              ESCROWED - 6.2%
Aaa       AA         $2,500   Arizona Transportation
                              Board Highway, 6.50%,
                              7/01/11                    $  2,797,850
Aaa       AAA         7,500   Maricopa County, Single
                              Family Mortgage, 0%,
                              2/01/16                       2,145,825
NR        AA          2,500   City of Phoenix, Street &
                              Highway User, 6.25%,
                              7/01/11                       2,696,950
Baa1      AAA           630   Puerto Rico Electric Power
                              Authority, 7.125%, 7/01/14      705,039
NR        NR            500   City of Scottsdale,
                              Westminster Village,
                              Multifamily Housing,
                              10.00%, 6/01/17                 565,310
                                                         ------------
                                                         $  8,910,974
                                                         ------------
                              GENERAL OBLIGATION - 7.9%
Aa        AA+        $1,500   City of Phoenix, 6.375%,
                              7/01/13                    $  1,556,085
Aa        AA+         1,000   City of Phoenix, 5.55%,
                              7/01/09                       1,001,860
Aa        AA+         3,000   City of Phoenix, 5.10%,
                              7/01/13                       2,774,070
Aa1       AA+         1,000   City of Scottsdale, 5.50%,
                              7/01/12                         957,500
NR        A           2,000   City of Phoenix, Tatum
                              Ranch Community, 6.875%,
                              7/01/16                       2,106,600
Aa        AA+         1,000   City of Tempe, 5.25%,
                              7/01/15                         925,490
Aa        AA          1,300   Scottsdale Unified School
                              District No. 48 of
                              Maricopa County, 4.60%,
                              7/01/11                       1,146,665
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, 5.75%, 7/01/16            953,220
                                                         ------------
                                                         $ 11,421,490
                                                         ------------
                              HOSPITALS - 3.2%
NR        BBB        $1,130   Arizona Health Facilities
                              Authority, Phoenix
                              Memorial Hospital, 8.125%,
                              6/01/12                    $  1,202,376
NR        BBB         1,250   Arizona Health Facilities
                              Authority, Phoenix
                              Memorial Hospital, 8.20%,
                              6/01/21 (2)                   1,331,413
Baa       BB+         1,000   Maricopa County, Sun
                              Health Corporation,
                              8.125%, 4/01/12               1,065,980



     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
NR        NR            915   City of Winslow, Winslow
                              Memorial Hospital Project,
                              9.50%, 6/01/22                1,003,535
                                                         ------------
                                                         $  4,603,304
                                                         ------------
                              HOUSING - 5.7%
NR        A          $2,000   Maricopa County, Laguna
                              Point Apartments,
                              Multifamily Housing,
                              6.75%, 7/01/09             $  1,990,440
NR        AAA         2,775   City of Phoenix, Chris
                              Ridge Village Project, FHA
                              Insured Mortgage Loan,
                              6.80%, 11/01/25               2,812,546
NR        AA          1,000   City of Phoenix, Woodstone
                              and Silver Springs
                              Apartments, Multifamily
                              Housing, (Asset Guaranty),
                              6.25%, 4/01/23                  989,500
Aaa       NR          1,500   City of Phoenix, Meadow
                              Glen Apartments,
                              Multifamily Housing, (GNMA
                              Collateralized) 5.80%,
                              8/20/28                       1,367,325
NR        AAA         1,000   City of Tempe, Multifamily
                              Housing, Quadrangle
                              Village Apartments, FHA
                              Insured Mortgage Loan,
                              6.25%, 6/01/26                  982,450
                                                         ------------
                                                         $  8,142,261
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE / IDB - 3.7%
A1        NR         $1,000   City of Casa Grande,
                              Pollution Control,
                              Frito-Lay Inc., 6.60%,
                              12/01/10                   $  1,059,800
A2        A           4,500   Greenlee County, Pollution
                              Control, Phelps Dodge
                              Corporation, 5.45%,
                              6/01/09                       4,318,155
                                                         ------------
                                                         $  5,377,955
                                                         ------------
                              INSURED GENERAL OBLIGATION - 8.6%
Aaa       AAA        $1,000   Peoria Unified School
                              District No. 11 of
                              Maricopa County, (MBIA)
                              6.40%, 7/01/10             $  1,051,570
Aaa       AAA         1,300   Alhambra Elementary School
                              District No. 68 of
                              Maricopa County, (AMBAC)
                              5.50%, 7/01/07                1,322,776
Aaa       AAA         1,000   Alhambra Elementary School
                              District No. 68 of
                              Maricopa County, (AMBAC)
                              5.625%, 7/01/13                 997,140
Aaa       AAA         1,000   Alhambra Elementary School
                              District No. 68 of
                              Maricopa County, (AMBAC)
                              5.125%, 7/01/13                 921,170
Aaa       AAA         1,000   Paradise Valley Unified
                              School District No. 69 of
                              Maricopa County, (AMBAC),
                              5.00%, 7/01/09                  929,690

--------------------------------------------------------------------------------
                     ARIZONA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
--------------------------------------------------------------------
                              INSURED GENERAL OBLIGATION -
                              (CONTINUED)
Aaa       AAA         1,000   Chandler Unified School
                              District No. 80 of
                              Maricopa County, (FGIC)
                              6.40%, 7/01/10                1,047,450
Aaa       AAA         1,000   Pima County, School
                              District No. 1, Tucson
                              Project, (FGIC) 5.40%,
                              7/01/13                         949,340
Aaa       AAA         1,750   Pima County, School
                              District No. 1, Tucson
                              Project, (FGIC) 5.875%,
                              7/01/14                       1,742,965
Aaa       AAA         1,000   Commonwealth of Puerto
                              Rico, (FSA) 7/01/20 (1)         963,790
Aaa       AAA         1,500   Commonwealth of Puerto
                              Rico, (AMBAC) 7/01/15 (1)     1,492,485
Aaa       AAA         1,000   Commonwealth of Puerto
                              Rico, (FSA) 7/01/22 (1)       1,003,110
                                                         ------------
                                                         $ 12,421,486
                                                         ------------
                              INSURED HOSPITALS - 13.1%
Aaa       AAA        $2,000   Maricopa County, Hospital
                              District No.1, (FGIC)
                              6.125%, 6/01/15 (2)        $  2,021,080
Aaa       AAA         3,500   Maricopa County, Catholic
                              Healthcare West, (MBIA)
                              5.625%, 7/01/23               3,336,655
Aaa       AAA         2,000   Maricopa County, Samaritan
                              Health, (MBIA) 7.00%,
                              12/01/16                      2,280,640
Aaa       AAA         2,000   Mohave County, Hospital
                              District No.1, Kingman
                              Regional Medical Center,
                              (FGIC) 6.50%, 6/01/15         2,084,440
Aaa       AAA         1,500   Pima County, Tucson
                              Medical Center, (MBIA)
                              6.375%, 4/01/12               1,550,700
Aaa       AAA         3,500   Pima County, Tucson
                              Medical Center, (MBIA)
                              5.00%, 4/01/15                3,098,795
Aaa       AAA         1,000   Pima County, Carondelet
                              Health Care Corporation,
                              (MBIA) 5.25%, 7/01/11           938,350
Aaa       AAA         1,000   Pima County, Carondelet
                              Health Care Corporation,
                              (MBIA) 5.25%, 7/01/12           930,980
Aaa       AAA         2,000   University of Arizona
                              Medical Center
                              Corporation, (MBIA) 5.00%,
                              7/01/13                       1,802,480
Aaa       AAA         1,000   University of Arizona
                              Medical Center
                              Corporation, (MBIA) 5.00%,
                              7/01/21                         869,300
                                                         ------------
                                                         $ 18,913,420
                                                         ------------
                              INSURED HOUSING - 1.3%
Aaa       AAA        $1,975   City of Sierra Vista,
                              Mountain View Apartments,
                              FHA Insured Mortgage,
                              (MBIA) 5.75%, 1/01/24      $  1,849,331
                                                         ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED UTILITIES - 5.9%
Aaa       AAA        $4,000   Navajo County, Pollution
                              Control, Arizona Public
                              Service Co., (AMBAC)
                              5.50%, 8/15/28             $  3,687,000
Aaa       AAA         3,500   Pima County, Irvington
                              Power Project, (FSA)
                              7.25%, 7/15/10 (2)            3,842,300
Aaa       AAA         1,000   Arizona State Power
                              Authority, Hoover Uprating
                              Project, (MBIA) 5.25%,
                              10/01/17                        909,770
                                                         ------------
                                                         $  8,439,070
                                                         ------------
                              INSURED MISCELLANEOUS - 0.7%
Aaa       AAA        $1,000   Maricopa County Stadium
                              District, (MBIA) 5.50%,
                              7/01/13                    $    956,070
                                                         ------------
                              INSURED SPECIAL TAX - 1.3%
Aaa       AAA        $1,750   City of Phoenix, Civic
                              Improvement Excise Tax,
                              (MBIA) 6.60%, 7/01/08      $  1,895,793
                                                         ------------
                              INSURED TRANSPORTATION - 0.7%
Aaa       AAA        $1,000   City of Tucson, Junior
                              Lien Street and Highway,
                              (MBIA) 5.50%, 7/01/12      $    952,370
                                                         ------------
                              INSURED WATER & SEWER - 1.4%
Aaa       AAA        $1,000   City of Chandler, Water
                              and Sewer, (FGIC) 6.25%,
                              7/01/13                    $  1,024,610
Aaa       AAA         1,200   City of Phoenix, Civic
                              Improvement Wastewater
                              Systems, (MBIA) 5.00%,
                              7/01/18                       1,058,340
                                                         ------------
                                                         $  2,082,950
                                                         ------------
                              TRANSPORTATION - 6.7%
Aa        AA         $1,000   State of Arizona,
                              Transportation Board &
                              Highway, 5.00%, 7/01/10    $    928,360
Aa        AA          2,000   State of Arizona,
                              Transportation Board &
                              Highway, 5.10%, 7/01/11       1,851,780
Baa1      A           1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/01/20                  881,340
Baa1      A           1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/01/21                  879,370

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              TRANSPORTATION - (CONTINUED)
A1        A+          2,250   City of Tucson, Arizona,
                              Senior Lien Street and
                              Highway, 5.50%, 7/01/09       2,173,523
NR        BBB         3,000   Guam Airport Authority,
                              (AMT) 6.70%, 10/01/23         2,999,610
                                                         ------------
                                                         $  9,713,983
                                                         ------------
                              UTILITIES - 20.3%
Baa2      BBB        $1,500   Coconino County, Pollution
                              Control, Nevada Power Co.,
                              7.125%, 10/01/06           $  1,502,730
Ba2       BB          2,500   Maricopa County, Pollution
                              Control, Public Service
                              Company of New Mexico,
                              Palo Verde Project,
                              6.375%, 8/15/23               2,376,600
Baa1      BBB         5,300   Navajo County, Pollution
                              Control, Arizona Public
                              Service Co., 5.875%,
                              8/15/28                       4,932,975
NR        AAA         1,000   Mohave County, Citizens
                              Utilities Company Project,
                              (AMT) 5.80%, 11/15/28           958,740
A         A+          1,000   Puerto Rico Telephone
                              Authority, 1/01/20 (1)        1,009,540
A1        AA-         1,000   Central Arizona Water
                              Conservation District,
                              Central Arizona Project,
                              5.50%, 11/01/09                 989,209
NR        BBB         1,200   Guam Power Authority,
                              6.30%, 10/01/12               1,193,652
NR        BBB         1,250   Guam Power Authority,
                              6.30%, 10/01/22               1,218,162
Baa1      A-          1,500   Puerto Rico Electric Power
                              Authority, 7.00%, 7/01/07     1,603,410
Baa1      A-          5,000   Puerto Rico Electric Power
                              Authority, 5.00%, 7/01/12     4,429,250
Baa1      A-            370   Puerto Rico Electric Power
                              Authority, 7.125%, 7/01/14      401,210
Aa        AA          1,750   Salt River Project
                              Agricultural Improvement
                              and Power District, Salt
                              River Project Electric
                              System, 5.50%, 1/01/28        1,600,008
Aa        AA          3,500   Salt River Project
                              Agricultural Improvement
                              and Power District, Salt
                              River Project Electric
                              System, 5.50%, 1/01/25        3,227,735
Aa        AA          1,000   Salt River Project
                              Agricultural Improvement
                              and Power District, Salt
                              River Project Electric
                              System, 6.25%, 1/01/27        1,012,300

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aa        AA          1,000   Salt River Project
                              Agricultural Improvement
                              and Power District, Salt
                              River Project Electric
                              System, 5.25%, 1/01/13          917,570
Aa        AA          2,000   Salt River Project
                              Agricultural Improvement
                              and Power District, Salt
                              River Project Electric
                              System, 5.25%, 1/01/19        1,796,320
                                                         ------------
                                                         $ 29,169,411
                                                         ------------
                              WATER & SEWER - 8.5%
Aa        AA+        $2,000   State of Arizona,
                              Wastewater Management
                              Authority, 6.80%, 7/01/11
                              (2)                        $  2,163,140
A1        A           1,100   City of Phoenix, Water
                              System, 5.00%, 7/01/18          966,405
A1        A           5,000   City of Phoenix, Water
                              System, 4.75%, 7/01/23        4,140,550
A1        AA-         1,000   City of Phoenix, Water
                              System, 5.40%, 7/01/14          942,330
A1        A+          1,000   City of Tucson, Water
                              System, 6.50%, 7/01/16        1,046,420
A1        A+          1,000   City of Tucson, Water
                              System, 5.50%, 7/01/08        1,019,410
A1        A+          1,000   City of Tucson, Water
                              System, 5.50%, 7/01/09          989,410
A1        A+          1,000   City of Tucson, Water
                              System, 5.50%, 7/01/10          979,050
                                                         ------------
                                                         $ 12,246,715
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $140,218,111)        $144,046,733
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 36.6% of the securities in the portfolio of investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage by financial institution ranges from 0.9% to 16.3% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                          Colorado Tax Free Portfolio
                    Portfolio of Investments - July 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              EDUCATION - 2.0%
A1        A+         $1,000   City of Colorado Springs,
                              Colorado College Project,
                              5.125%, 6/01/16             $   902,140
                                                          -----------
                              ESCROWED - 1.6%
Aaa       AAA        $4,000   Colorado Health Facilities
                              Authority, Liberty Heights
                              Project, (FSA) 0%, 7/15/24  $   538,160
NR        AAA           150   Puerto Rico Highway and
                              Transportation Authority,
                              6.50%, 7/01/22                  169,296
                                                          -----------
                                                          $   707,456
                                                          -----------
                              GENERAL OBLIGATION - 9.4%
A         NR         $  500   City of Aspen, 5.625%,
                              4/15/14                     $   467,330
Aa        AA          1,000   City and County of Denver,
                              5.10%, 9/01/09                  938,710
Aa        AA          1,000   Boulder and Gilpin
                              Counties, Boulder Valley
                              School District, 6.30%,
                              12/01/13                      1,032,600
NR        A             750   Larimer, Weld & Boulder
                              Counties, Thompson School
                              District, 6.05%, 12/15/08       770,422
Baa1      A           1,000   Commonwealth of Puerto
                              Rico, 5.75%, 7/01/15            959,900
NR        NR            100   Virgin Islands Public
                              Finance Authority, 7.25%,
                              10/01/18                        103,155
                                                          -----------
                                                          $ 4,272,117
                                                          -----------
                              HOSPITALS - 10.4%
Baa1      BBB+       $1,250   Boulder County, Longmont
                              United Hospital, 5.875%,
                              12/01/20                    $ 1,160,750
Baa       BBB         2,050   Colorado Health Facilities
                              Authority, Rocky Mountain
                              Adventist Healthcare,
                              6.625%, 2/01/13               1,999,304
A         NR            250   Colorado Health Facilities
                              Authority, Craig Hospital,
                              5.375%, 12/01/13                228,340
A         NR            500   Colorado Health Facilities
                              Authority, Craig Hospital,
                              5.50%, 12/01/21                 449,450
Baa1      BBB+          250   Colorado Health Facilities
                              Authority, Swedish Medical
                              Center, 6.80%, 1/01/23          252,050
NR        BBB-          650   Colorado Health Facilities
                              Authority, National Jewish
                              Center, 6.875%, 2/15/12         628,524
                                                          -----------
                                                          $ 4,718,418
                                                          -----------
                              HOUSING - 11.6%
NR        NR         $  350   Lake Creek Affordable
                              Housing Corporation,
                              Multifamily Housing, 8.00%,
                              12/01/23                    $   352,786
NR        AAA         1,000   City of Lakewood, Multi
                              Family Housing FHA Insured
                              Mortgage Loan, (AMT) 6.65%,
                              10/01/25                      1,004,010

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
Aa        NR          1,975   Colorado Housing and
                              Finance Authority, Single
                              Family Access Program,
                              7.90%, 12/01/24               2,163,810
Aa        NR            990   Colorado Housing and
                              Finance Authority, Single
                              Family Access Program,
                              8.00%, 12/01/24 (3)           1,093,682
Aa        NR            600   Colorado Housing and
                              Finance Authority, Single
                              Family Housing, (AMT)
                              7.65%, 12/01/25 (2)             651,786
                                                          -----------
                                                          $ 5,266,074
                                                          -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 3.4%
A2        NR         $1,750   Puerto Rico Pollution
                              Control, American Home
                              Products Corporation,
                              5.10%, 12/01/18             $ 1,541,488
                                                          -----------
                              INSURED EDUCATION - 2.1%
Aaa       AAA        $1,000   Board of Trustees of the
                              State Colleges in Colorado,
                              Adams State College of
                              Colorado Project, (MBIA)
                              5.70%, 5/15/14              $   976,260
                                                          -----------
                              INSURED GENERAL OBLIGATION - 11.4%
Aaa       AAA        $  500   City and County of Denver
                              School District #1, (MBIA)
                              5.125%, 12/01/12            $   455,225
Aaa       AAA         1,000   Douglas and Elbert
                              Counties, Douglas County
                              School District, (MBIA)
                              6.40%, 12/15/11               1,050,140
Aaa       AAA         1,750   Eagle, Garfield & Routt
                              Counties, School District
                              No. RE 50J, (FGIC) 6.30%,
                              12/01/12                      1,827,648
Aaa       AAA         1,000   Poudre School District R-1
                              of Larimer County, (MBIA)
                              6.50%, 12/15/11               1,060,090
Aaa       AAA           750   Pueblo County School
                              District No.70, Pueblo
                              Rural, (AMBAC) 6.40%,
                              12/01/14                        778,703
                                                          -----------
                                                          $ 5,171,806
                                                          -----------
                              INSURED HOSPITALS - 15.0%
Aaa       AAA        $2,500   Colorado Health Facilities
                              Authority, Sisters of
                              Charity, (MBIA) 5.25%,
                              5/15/14                     $ 2,292,825
Aaa       AAA         2,000   Colorado Health Facilities
                              Authority, Boulder
                              Community Hospital, (MBIA)
                              5.875%, 10/01/23              1,942,220
Aaa       AAA         1,000   Colorado Springs Hospital,
                              (MBIA) 6.00%, 12/15/24          980,970
Aaa       AAA           500   City and County of Denver,
                              Childrens Hospital, (FGIC)
                              6.00%, 10/01/15                 504,490

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED HOSPITALS - (CONTINUED)
Aaa       AAA         1,000   Pueblo County, Parkview
                              Episcopal Medical Center,
                              (MBIA) 7.00%, 9/01/09         1,076,760
                                                          -----------
                                                          $ 6,797,265
                                                          -----------
                              INSURED HOUSING - 2.3%
Aaa       AAA        $1,000   City of Thornton, SCA
                              Realty MFMR, (FSA) 7.10%,
                              1/01/30 (2)                 $ 1,025,850
                                                          -----------
                              INSURED UTILITIES - 0.7%
Aaa       AAA        $  300   Puerto Rico Electric Power
                              Authority, (FSA) 7/01/03
                              (1)                         $   328,491
                                                          -----------
                              INSURED SPECIAL TAX - 4.5%
Aaa       AAA        $2,000   City of Broomfield Sales
                              and User Tax, (AMBAC)
                              6.30%, 12/01/14             $ 2,061,200
                                                          -----------
                              INSURED TRANSPORTATION - 4.3%
Aaa       AAA        $2,100   City and County of Denver,
                              Colorado Airport System,
                              (MBIA) 5.60%, 11/15/20      $ 1,967,889
                                                          -----------
                              INSURED WATER & SEWER - 1.9%
Aaa       AAA        $1,000   Municipal Subdistrict,
                              Northern Colorado Water
                              Conservancy District,
                              (AMBAC) 5.00%, 12/01/17     $   883,370
                                                          -----------
                              TRANSPORTATION - 11.1%
Baa3      BB         $1,500   City and County of Denver,
                              Colorado Special Facilities
                              Airport System, United
                              Airlines, (AMT) 6.875%,
                              10/01/32                    $ 1,501,320
Baa       BB            500   City and County of Denver,
                              Colorado Airport System,
                              (AMT) 6.75%, 11/15/22           499,930
Baa       BB            500   City and County of Denver,
                              Colorado Airport System,
                              (AMT) 7.50%, 11/15/23           534,105

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
NR        BBB           100   Guam Airport Authority,
                              (AMT) 6.70%, 10/01/23            99,987
Baa1      A           2,750   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 07/01/20               2,423,685
                                                          -----------
                                                          $ 5,059,027
                                                          -----------
                              UTILITIES - 8.3%
Aa        AA         $1,500   City of Colorado Springs,
                              Utilities System, 5.125%,
                              11/15/23 (4)                $ 1,313,010
NR        BBB           350   Guam Power Authority,
                              5.25%, 10/01/13                 310,544
NR        BBB           500   Guam Power Authority,
                              6.625%, 10/01/14                506,825
Aa        A+          1,750   Platte River Power
                              Authority, 5.50%, 6/01/18     1,627,465
                                                          -----------
                                                          $ 3,757,844
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $44,277,269)          $45,436,695
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) When-issued security.
(3) Security has been segregated to cover when-issued securities.
(4) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio primarily invests in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 45.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.1% to 30.0% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Connecticut Tax Free Portfolio
                    Portfolio of Investments - July 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              EDUCATION - 10.8%
Baa       BBB        $1,000   Connecticut HEFA,
                              University of Hartford,
                              6.75%, 7/01/12             $    975,350
Baa       BBB         5,500   Connecticut HEFA,
                              University of Hartford,
                              6.80%, 7/01/22                5,302,660
NR        BBB-        6,175   Connecticut HEFA,
                              Quinnipiac College, 6.00%,
                              7/01/23                       5,497,294
NR        BBB-        1,000   Connecticut HEFA, Sacred
                              Heart University, 6.80%,
                              7/01/12                       1,045,400
NR        A-          1,000   Connecticut HEFA, Sacred
                              Heart University, 5.80%,
                              7/01/23                         842,940
NR        A           1,125   Connecticut HEFA, Taft
                              School, 5.40%, 7/01/20        1,011,476
Aaa       AAA         6,000   Connecticut HEFA, Yale
                              University, 5.929%,
                              6/10/30                       5,929,680
                                                         ------------
                                                         $ 20,604,800
                                                         ------------
                              ESCROWED TO MATURITY - 2.4%
NR        AA-        $  650   State of Connecticut
                              Government Obligations
                              Bonds, 6.875%, 7/15/10     $    729,775
NR        AAA           800   Connecticut Special Tax
                              Obligation Bonds,
                              Transportation
                              Infrastructure Purposes,
                              6.75%, 6/01/11                  906,304
A1        AA-           645   Connecticut Special Tax
                              Obligation Bonds,
                              Transportation
                              Infrastructure Purposes,
                              6.50%, 7/01/09                  706,475
A1        AA-           300   Amity RSD No. 5 Bonds,
                              6.80%, 6/15/08                  326,166
Baa       BBB         1,630   City of Stratford,
                              Government Obligations
                              Bonds, 7.30%, 3/01/12         1,869,561
                                                         ------------
                                                         $  4,538,281
                                                         ------------
                              GENERAL OBLIGATION - 6.1%
Aa1       NR         $  350   City of Avon, 4.60%,
                              1/15/07                    $    327,159
Aa        NR            525   Town of Guilford, 4.75%,
                              11/15/10                        476,017
Aa        NR            525   Town of Guilford, 4.75%,
                              11/15/11                        471,466
A         AA-         2,000   City of Bridgeport,
                              6.125%, 3/01/05               2,073,380
Aa        AA-         1,750   State of Connecticut,
                              Capital Appreciation
                              Bonds, 0%, 11/01/09             781,515
AA        AA-         1,000   State of Connecticut,
                              5.50%, 3/15/10                  983,190
AA        AA-           500   State of Connecticut,
                              5.50%, 3/15/11                  491,235
Aa        AA          1,270   City of Danbury, 4.50%,
                              2/01/14                       1,062,634
Aa1       NR            650   City of Farmington, 5.70%,
                              1/15/11                         657,306

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
NR        BBB           500   Government of Guam, 5.40%,
                              11/15/18                        431,735
Aa1       AA+           925   City of Norwalk Maritime
                              Center Project Bonds,
                              6.05%, 2/01/09                  952,574
Baa1      A           2,000   Puerto Rico PBA Bonds,
                              5.50%, 7/01/21                1,832,480
NR        NR          1,000   Virgin Islands PFA Revenue
                              Bonds, 7.25%, 10/01/18        1,031,550
                                                         ------------
                                                         $ 11,572,241
                                                         ------------
                              HEALTH CARE (NON-HOSPITAL) - 12.5%
A1        AA-        $  600   Connecticut HEFA, Nursing
                              Home Program NHP (Noble
                              Horizons), 6.00%, 11/01/22 $    586,554
A1        AA-         1,000   Connecticut HEFA, NHP
                              (Jewish Home-Fairfield),
                              6.25%, 11/01/20               1,008,720
A1        AA-           655   Connecticut HEFA, NHP (St.
                              Camillus), 6.25%, 11/01/18      661,766
A1        AA-         3,250   Connecticut HEFA, NHP (St.
                              Joseph's Manor) 6.25%,
                              11/01/16                      3,283,573
A1        AA-         1,365   Connecticut HEFA, NHP
                              (Sharon Healthcare) 6.25%,
                              11/01/14                      1,385,762
Aa3       NR          9,000   Connecticut Development
                              Authority Health Care
                              Bonds (Duncaster), 6.75%,
                              9/01/15                       9,301,230
A1        AA-           720   Connecticut HEFA, NHP
                              (Highland View), 7.00%,
                              11/01/07                        787,975
A1        AA-           335   Connecticut HEFA, NHP
                              (Wadsworth Glen), 7.00%,
                              11/01/07                        366,627
A1        AA-         2,000   Connecticut HEFA, NHP
                              (Wadsworth Glen), 7.50%,
                              11/01/16                      2,210,800
A1        AA-         3,000   Connecticut HEFA, NHP
                              (Windsor), 7.125%,
                              11/01/14                      3,254,820
NR        A-          1,000   Puerto Rico I. M. E. (Dr.
                              Pila Hospital), (FHA)
                              7.85%, 8/01/28                1,078,190
                                                         ------------
                                                         $ 23,926,017
                                                         ------------
                              HOSPITALS - 6.0%
NR        A-         $3,770   Connecticut HEFA, William
                              W. Backus Hospital,
                              6.375%, 7/01/22            $  3,748,096
Baa1      NR          9,150   Connecticut HEFA, Griffin
                              Hospital, 5.75%, 7/01/23      7,814,009
                                                         ------------
                                                         $ 11,562,105
                                                         ------------
                              HOUSING - 8.2%
Aa        AA         $  100   Connecticut HFA Mortgage
                              Revenue Bonds (MRB),
                              7.40%, 11/15/99            $    102,965

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        AA          1,400   Connecticut HFA, MRB,
                              7.20%, 11/15/01               1,473,556
Aa        AA            200   Connecticut HFA, MRB,
                              7.00%, 11/15/09                 207,336
Aa        AA          6,200   Connecticut HFA, MRB,
                              6.70%, 11/15/12               6,336,524
Aa        AA            250   Connecticut HFA, MRB,
                              6.55%, 11/15/13                 252,910
Aa        AA          1,000   Connecticut HFA, MRB,
                              5.85%, 11/15/16                 955,420
Aa        AA            120   Connecticut HFA, MRB,
                              7.625%, 11/15/17                123,988
Aa        AA          1,700   Connecticut HFA, MRB,
                              6.35%, 5/15/17                1,674,177
Aa        AA          2,500   Connecticut HFA, MRB,
                              6.60%, 11/15/23               2,511,700
Aa        AA          2,000   Connecticut HFA, MRB,
                              6.75%, 11/15/23               2,030,000
                                                         ------------
                                                         $ 15,668,576
                                                         ------------
                              INDUSTRIAL DEVELOPMENT/POLLUTION
                              CONTROL REVENUES - 3.0%
Aaa       AAA        $1,000   Connecticut Development
                              Authority (Pfizer Inc.),
                              6.55%, 2/15/13             $  1,071,700
Aa        AA-         2,000   Connecticut Development
                              Authority (Economic
                              Development Projects),
                              Revenue Bonds, 6.00%,
                              11/15/08                      2,066,960
A1        A+          2,000   Connecticut Development
                              Authority (New England
                              Power Company Project),
                              7.25%, 10/15/15               2,142,580
Baa1      A             500   Puerto Rico Port Authority
                              (American Airlines),
                              6.30%, 6/01/23                  485,275
                                                         ------------
                                                         $  5,766,515
                                                         ------------
                              INSURED AIRPORTS - 4.9%
Aaa       AAA        $8,200   State of Connecticut
                              Airport Revenue Bonds,
                              Bradley International
                              Airport, (FGIC), 7.65%,
                              10/01/12                   $  9,315,364
                                                         ------------
                              INSURED COLLEGE AND UNIVERSITY - 3.9%
Aaa       AAA        $  725   Connecticut HEFA,
                              Fairfield University
                              (MBIA), 5.00%, 7/01/18     $    636,129
Aaa       AAA         1,200   Connecticut HEFA,
                              Connecticut College
                              (MBIA), 6.625%, 7/01/11       1,272,948
Aaa       AAA         2,000   Connecticut HEFA, Trinity
                              College (MBIA), 6.00%,
                              7/01/22                       2,003,960
Aaa       AAA         1,555   Connecticut HEFA, Choate
                              Rosemary College (MBIA),
                              6.80%, 7/01/15 (1)            1,683,661

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aaa       AAA           750   Connecticut HEFA, Loomis
                              Chafee (MBIA), 6.00%,
                              7/01/15                         760,793
Aaa       AAA         1,000   Connecticut HEFA, Loomis
                              Chafee (MBIA), 6.00%,
                              7/01/25                       1,005,850
                                                         ------------
                                                         $  7,363,341
                                                         ------------
                              INSURED MISCELLANEOUS - 0.8%
Aaa       AAA        $1,750   Connecticut Municipal
                              Electric Energy
                              Cooperative Bonds (MBIA),
                              5.00%, 1/01/18             $  1,549,520
                                                         ------------
                              INSURED GOVERNMENT OBLIGATIONS - 4.3%
Aaa       AAA        $1,220   Town of Bethel, (MBIA),
                              6.50%, 2/15/09             $  1,340,243
Aaa       AAA         2,000   City of Waterbury, Tax
                              Revenue Bonds (FGIC),
                              5.375%, 4/15/08               1,984,380
Aaa       AAA           740   Town of Stratford, (MBIA),
                              6.60%, 3/01/11                  800,924
Aaa       AAA         1,000   City of New Britain,
                              (MBIA), 6.00%, 3/01/12        1,026,430
Aaa       AAA         1,000   Town of Plainfield,
                              (MBIA), 6.375%, 8/01/11       1,045,430
Aaa       AAA         2,120   Puerto Rico Public
                              Improvement Bonds (MBIA),
                              5.25%, 7/01/18                1,955,446
                                                         ------------
                                                         $  8,152,853
                                                         ------------
                              INSURED HEALTHCARE - 1.3%
A1        AA-        $1,735   Connecticut HEFA, NHP (St.
                              Joseph's Living Center),
                              (AMBAC), 5.10%, 11/01/19   $  1,528,604
A1        AA-         1,030   Connecticut HEFA, NHP (St.
                              Joseph's Learning Center)
                              (AMBAC), 5.00%, 11/01/09        951,699
                                                         ------------
                                                         $  2,480,303
                                                         ------------
                              INSURED HOSPITAL - 10.0%
Aaa       AAA        $1,000   Connecticut HEFA,
                              Bridgeport Hospital
                              (MBIA), 6.625%, 7/01/18    $  1,051,740
Aaa       AAA         6,750   Connecticut HEFA, St.
                              Francis Hospital (FGIC),
                              5.00%, 7/01/23                5,808,172
Aaa       AAA         1,500   Connecticut HEFA, Lawrence
                              and Memorial Hospital
                              (MBIA), 5.00%, 7/01/13        1,345,740
Aaa       AAA         5,750   Connecticut HEFA, Lawrence
                              and Memorial Hospital
                              (MBIA), 5.00%, 7/01/22        4,959,203
Aaa       AAA         1,000   Connecticut HEFA, Hospital
                              of St. Raphael (AMBAC),
                              6.50%, 7/01/11                1,080,700
Aaa       AAA         1,500   Connecticut HEFA, Hospital
                              of St. Raphael (AMBAC),
                              6.625%, 7/01/14               1,575,585

--------------------------------------------------------------------------------
                   CONNECTICUT TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED HOSPITAL - (CONTINUED)
Aaa       AAA         2,000   Connecticut HEFA, Yale-New
                              Haven Hospital (MBIA),
                              6.50%, 7/01/12                2,093,380
Aaa       AAA         1,200   Connecticut HEFA, Yale-New
                              Haven Hospital (MBIA),
                              7.10%, 7/01/25                1,297,800
                                                         ------------
                                                         $ 19,212,320
                                                         ------------
                              INSURED SOLID WASTE - 0.7%
Aaa       AAA        $1,275   Connecticut Resources
                              Recovery Authority Mid-
                              Connecticut System Bonds
                              (MBIA), 7.30%, 10/15/12    $  1,343,161
                                                         ------------
                              INSURED SPECIAL TAX - 0.7%
                              State of Connecticut
                              Special Tax Obligation
                              Bonds (FGIC), 5.00%,
                              10/01/13                   $  1,342,950
          AAA        $1,500
                                                         ------------
                              INSURED WATER AND SEWER - 3.3%
Aaa       AAA        $1,750   Connecticut Development
                              Authority Water Facilities
                              Bonds, Connecticut Water
                              Company (AMBAC), (AMT),
                              5.875%, 9/01/22            $  1,689,048
Aaa       AAA         1,150   Connecticut Development
                              Authority Water Facilities
                              Bonds, Connecticut Water
                              Company (AMBAC), (AMT),
                              5.75%, 7/01/28                1,086,853
Aaa       AAA         3,460   South Central Connecticut,
                              Regional Water Authority
                              Bonds (FGIC), 5.75%,
                              8/01/12                       3,445,122
                                                         ------------
                                                         $  6,221,023
                                                         ------------
                              SOLID WASTE - 8.1%
A         NR         $2,500   Bristol Resource Recovery
                              Facility Operating
                              Committee, (Ogden Martin
                              Systems), 6.50%, 7/01/14   $  2,570,800
A2        A+          1,000   Connecticut Resources
                              Recovery Authority
                              (American REF-FUEL
                              Company), (AMT), 8.10%,
                              11/15/15                      1,104,660
A2        A+            450   Connecticut Resources
                              Recovery Authority
                              (American REF-FUEL
                              Company), (AMT), 8.00%,
                              11/15/15                        495,760
A2        A+          4,250   Connecticut Resources
                              Recovery Authority
                              (American REF-FUEL
                              Company), (AMT), 6.45%,
                              11/15/22                      4,252,805

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
NR        A           7,970   Eastern Connecticut
                              Resource Recovery
                              Authority, (Wheelabrator
                              Lisbon), 5.50%, 1/01/20       7,000,609
                                                         ------------
                                                         $ 15,424,634
                                                         ------------
                              SPECIAL TAX - 2.7%
A1        AA-        $1,000   State of Connecticut STOB,
                              4.40%, 10/01/04            $    948,510
A1        AA-         1,000   State of Connecticut STOB,
                              5.40%, 9/01/10                  968,880
A1        AA-         3,180   State of Connecticut STOB,
                              6.125%, 9/01/12               3,273,460
                                                         ------------
Aaa                                                      $  5,190,850
                                                         ------------
                              STUDENT LOANS - 1.4%
A1        NR         $  455   Connecticut Higher
                              Education Supplemental
                              Loan Authority Revenue
                              Bonds (CHESLA) (AMT),
                              7.375%, 11/15/05           $    477,313
A1        NR          1,350   CHESLA Revenue Bonds
                              (AMT), 6.20%, 11/15/09        1,355,279
A1        NR            910   CHESLA Revenue Bonds
                              (AMT), 7.50%, 11/15/10          960,141
                                                         ------------
                                                         $  2,792,733
                                                         ------------
                              TRANSPORTATION - 2.4%
Baa1      A          $4,465   Puerto Rico Highway and
                              Transportation Authority
                              Bonds, 5.50%, 7/01/15      $  4,172,900
Baa1      A             500   Puerto Rico Highway and
                              Transportation Authority
                              Bonds, 5.50%, 7/01/15           467,290
                                                         ------------
                                                         $  4,640,190
                                                         ------------
                              UTILITY - 4.3%
NR        BBB        $1,100   Guam Power Authority
                              Revenue Bonds, 6.625%,
                              10/01/14                   $  1,115,015
NR        BBB         3,625   Guam Power Authority
                              Revenue Bonds, 6.30%,
                              10/01/22                      3,532,671
NR        NR          3,500   Virgin Islands Water and
                              Power Authority, Electric
                              Revenue System Bonds,
                              7.40%, 7/01/11                3,646,055
                                                         ------------
                                                         $  8,293,741
                                                         ------------
                              WATER & SEWER REVENUE - 2.2%
Aa        AA         $1,250   State of Connecticut Clean
                              Water Fund Revenue Bonds,
                              6.00%, 10/01/12            $  1,286,438
Aa        AA          1,000   State of Connecticut Clean
                              Water Fund Revenue Bonds,
                              5.80%, 6/01/16                  996,310

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              WATER & SEWER REVENUE - (CONTINUED)
NR        A+          2,225   Connecticut Development
                              Authority Water Facilities
                              (Stamford Water Company),
                              5.30%, 9/01/28                2,010,243
                                                         ------------
                                                         $  4,292,991
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $192,808,845)        $191,254,509
                                                         ============

(1) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio primarily invests in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 30.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 14.2% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          Michigan Tax Free Portfolio
                    Portfolio of Investments - July 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              EDUCATION - 1.1%
NR        BBB-       $2,000   Puerto Rico Polytechnic
                              University, 6.50%, 8/01/24 $  1,999,980
                                                         ------------
                              ELECTRIC UTILITIES - 2.6%
NR        BBB        $1,000   Guam Power Authority,
                              6.625%, 10/01/14           $  1,013,650
Baa1      BBB+          500   Michigan South Central
                              Power Agency Supply
                              System, 6.75%, 11/01/10         517,475
Baa1      BBB         1,790   Monroe County, Michigan
                              PCR Detroit Edison
                              Project, 7.75%, 12/01/19      1,946,320
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 5.00%, 7/01/12       885,850
Baa1      A-            365   Puerto Rico Electric Power
                              Authority, 7.125%, 7/01/14      395,788
                                                         ------------
                                                         $  4,759,083
                                                         ------------
                              ESCROWED - 6.2%
NR        AA         $  940   Detroit City School
                              District, Michigan School
                              Building and Site, 7.15%,
                              5/01/11                    $  1,074,185
Aaa       AAA         1,000   Lake Orion, Michigan
                              School District U.T.G.O.,
                              7.00%, (AMBAC) 5/01/20        1,171,550
Aaa       AAA           750   Michigan HFA, Oakwood
                              Hospital (FGIC), 7.20%,
                              11/01/15                        855,308
Aaa       AAA         3,500   Monroe County, Michigan
                              EDC Mercy Memorial
                              Hospital (MBIA), 7.00%,
                              9/01/21                       4,003,930
NR        AA            955   Okemos Public Schools,
                              Michigan School Building
                              and Site, 6.90%, 5/01/11      1,079,398
Baa1      AAA           635   Puerto Rico Electric Power
                              Authority, 7.125%, 7/01/14      710,635
NR        NR          2,400   Wyandotte School District,
                              Michigan School Building
                              and Site, 6.90%, 5/01/16      2,712,624
                                                         ------------
                                                         $ 11,607,630
                                                         ------------
                              GENERAL OBLIGATIONS - 5.2%
Aa        AA         $  500   Avondale School District,
                              Michigan School Building
                              and Site, 6.75%, 5/01/14   $    524,220
Aa        AA          2,550   Clintondale Community
                              Schools, Michigan 6.75%,
                              5/01/24                       2,686,093
Ba1       BBB           500   Detroit City, Michigan,
                              8.00%, 4/01/11                  543,185
Ba1       BBB         2,925   Detroit City, Michigan,
                              6.35%, 4/01/14                2,877,615
A         AA            500   East Lancing Building
                              Authority, Michigan,
                              7.00%, 10/01/16                 527,070
Aa        AA          1,350   Martin Public Schools,
                              Michigan School Building
                              and Site, 6.60%, 5/01/20      1,400,450

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aa        AA          1,000   Mattawan Consolidated
                              Schools, Michigan, 6.40%,
                              5/01/09                       1,044,760
                                                         ------------
                                                         $  9,603,393
                                                         ------------
                              HOSPITAL - 12.9%
A         A          $  450   Michigan HFA Detroit
                              Medical Center Obligated
                              Group, 7.50%, 8/15/11      $    487,651
A         A           4,550   Michigan HFA Detroit
                              Medical Center Obligated
                              Group, 5.50%, 8/15/23         3,898,941
A         A           5,500   Michigan HFA Detroit
                              Medical Center Obligated
                              Group, 6.25%, 8/15/13         5,309,810
A         A           1,000   Michigan HFA Detroit
                              Medical Center Obligated
                              Group, 6.50%, 8/15/18           978,950
Aa        AA            250   Michigan HFA Henry Ford
                              Continuing Care
                              Corporation, 6.75%,
                              7/01/11                         264,555
A1        NR          2,970   Michigan HFA McLaren
                              Obligated Group, 5.375%,
                              10/15/13                      2,659,843
A1        NR          6,000   Michigan HFA McLaren
                              Obligated Group, 4.50%,
                              10/15/21                      4,456,559
A         A           4,130   Michigan HFA MidMichigan
                              Obligated Group, 6.625%,
                              6/01/10                       4,215,574
Aa        AA          1,750   Royal Oak, Michigan
                              William Beaumont Hospital,
                              6.75%, 1/01/20                1,815,818
                                                         ------------
                                                         $ 24,087,701
                                                         ------------
                              HOUSING - 1.9%
NR        A+         $1,500   Michigan HDA Rental
                              Housing (AMT), 7.15%,
                              4/01/10                    $  1,587,150
NR        A+          1,000   Michigan HDA Rental
                              Housing, 7.10%, 4/01/21       1,038,320
NR        AA+           895   Michigan HDA Single Family
                              Mortgage, 6.95%, 12/01/20       920,472
                                                         ------------
                                                         $  3,545,942
                                                         ------------
                              INDUSTRIAL DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - 6.1%
Baa1      BBB        $3,970   Dickinson, MI PCR-Champion
                              International, 5.85%,
                              10/01/18                   $  3,753,436
Baa1      BBB         3,000   Michigan Job Development
                              Authority PCR-General
                              Motors, 5.55%, 10/01/09
                              (1)                           2,877,750
A3        BBB+        3,750   Michigan Strategic Fund-
                              General Motors, 6.20%,
                              9/01/20                       3,702,788
NR        BBB+          500   Michigan Strategic
                              Fund-KMart Corporation,
                              6.80%, 6/15/07                  513,520

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - (CONTINUED)
NR        BBB           530   Richmond, Michigan EDC
                              KMart Corporation, 6.625%,
                              1/01/07                         541,305
                                                         ------------
                                                         $ 11,388,799
                                                         ------------
                              INSURED EDUCATION - 2.6%
Aaa       AAA        $  500   Michigan Higher Education
                              Student Loan (AMBAC),
                              6.875%, 10/01/07           $    525,110
Aaa       AAA         2,000   Northern Michigan
                              University, Michigan
                              General Revenue (AMBAC),
                              6.55%, 12/01/14               2,093,840
Aaa       AAA         1,250   Oakland University,
                              Michigan General Revenue
                              (MBIA), 5.75%, 5/15/26        1,194,425
Aaa       AAA           500   University of Puerto Rico
                              (MBIA), 5.25%, 6/01/25          456,545
Aaa       AAA           500   Western Michigan
                              University (AMBAC), 6.50%,
                              7/15/21                         517,195
                                                         ------------
                                                         $  4,787,115
                                                         ------------
                              INSURED ELECTRIC UTILITIES - 6.3%
Aaa       AAA        $1,510   Grand Haven City, Michigan
                              Electric System (MBIA),
                              5.25%, 7/01/13             $  1,380,442
Aaa       AAA           300   Michigan Strategic Fund,
                              Detroit Edison Company
                              (FGIC), 6.95%, 5/01/11          335,595
Aaa       AAA         4,000   Michigan Strategic Fund,
                              Detroit Edison Company
                              (FGIC), 6.95%, 9/01/21        4,272,040
Aaa       AAA           550   Monroe County, Michigan
                              PCR Detroit Edison Company
                              (FGIC) (AMT), 7.65%,
                              9/01/20                         607,508
Aaa       AAA         5,000   Monroe County, Michigan
                              PCR Detroit Edison Company
                              (MBIA) (AMT), 6.55%,
                              9/01/24                       5,133,100
                                                         ------------
                                                         $ 11,728,685
                                                         ------------
                              INSURED GENERAL - 2.1%
Aaa       AAA        $4,500   Livonia, Michigan School
                              District U.T.G.O. (FGIC),
                              5.125%, 5/01/22            $  3,956,670
                                                         ------------
                              INSURED GENERAL OBLIGATION - 12.8%
Aaa       AAA        $  250   Byron Center, Michigan
                              Public Schools U.T.G.O.
                              (MBIA), 5.875%, 5/01/24    $    243,050
Aaa       AAA         1,000   Chelsea, Michigan School
                              District U.T.G.O. (FGIC),
                              5.875%, 5/01/25 (2)             969,170
Aaa       AAA         1,500   Dearborn, Michigan School
                              District U.T.G.O. (MBIA),
                              5.00%, 5/01/10                1,373,655

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aaa       AAA         2,000   Grand Ledge, Michigan
                              School District U.T.G.O.
                              (MBIA), 7.875%, 5/01/11       2,344,760
Aaa       AAA         1,000   Greenville, Michigan
                              Public Schools U.T.G.O.
                              (MBIA)                          964,510
Aaa       AAA         2,000   Holland City, Michigan
                              School District U.T.G.O.
                              (AMBAC), 5.25%, 7/01/13         530,180
Aaa       AAA         5,020   Huron Valley, Michigan
                              School District U.T.G.O.
                              (FGIC), 5/01/20               1,108,014
Aaa       AAA         2,000   Lowell Schools, Michigan
                              U.T.G.O. (FGIC), 5/01/16        569,260
Aaa       AAA         2,000   Napoleon, Michigan School
                              District U.T.G.O. (FGIC)
                              5.50%, 5/01/20                1,861,980
Aaa       AAA         1,000   Napoleon, Michigan School
                              District U.T.G.O. (FGIC)
                              5.50%, 5/01/24                  920,280
Aaa       AAA         2,610   Okemos, Michigan Public
                              Schools U.T.G.O. (MBIA),
                              5/01/16                         745,860
Aaa       AAA           500   Pellston, Michigan Public
                              Schools U.T.G.O. (MBIA),
                              6.625%, 5/01/12                 529,325
Aaa       AAA         2,000   Portage Lake, Michigan
                              Water & Sewer G.O.
                              (AMBAC), 6.20%, 10/01/20      2,032,240
Aaa       AAA         4,000   Riverview Community School
                              District, Michigan
                              U.T.G.O. (AMBAC), 5.25%,
                              5/01/21                       3,565,600
Aaa       AAA         2,000   Riverview Community School
                              District, Michigan
                              U.T.G.O. (AMBAC), 5.25%,
                              5/01/14                       1,823,940
Aaa       AAA         1,400   Vicksburg Community
                              Schools, Michigan U.T.G.O.
                              (MBIA), 5/01/16                 392,112
Aaa       AAA         1,000   Vicksburg Community
                              Schools, Michigan U.T.G.O.
                              (MBIA), 5/01/17                 263,410
Aaa       AAA         2,500   Warren, Michigan School
                              District U.T.G.O. (MBIA),
                              5.50%, 5/01/14                2,370,950
Aaa       AAA         1,390   Warren, Michigan School
                              District U.T.G.O. (MBIA),
                              5.25%, 5/01/21                1,252,362
                                                         ------------
                                                         $ 23,860,658
                                                         ------------
                              INSURED HEALTHCARE - 1.0%
Aaa       AAA        $2,000   Farmington Hills, Michigan
                              EDC-Botsford Continuing
                              Care (MBIA), 5.75%,
                              2/15/25                    $  1,907,260
                                                         ------------
                              INSURED HOSPITAL - 12.4%
Aaa       AAA        $3,000   Dearborn City, Michigan
                              EDC Oakwood Obligated
                              Group (MBIA), 5.25%,
                              8/15/14                    $  2,711,940

--------------------------------------------------------------------------------
                    MICHIGAN TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED HOSPITAL - (CONTINUED)
Aaa       AAA         1,000   Dearborn City, Michigan
                              EDC Oakwood Obligated
                              Group (MBIA), 5.25%,
                              8/15/21                         882,690
Aaa       AAA         3,500   Jackson County, Michigan
                              HFA W.A. Foote Memorial
                              (FGIC), 4.75%, 6/01/15        2,992,745
Aaa       AAA         5,735   Kalamazoo City, Michigan
                              HFA Borgess Medical Center
                              (FGIC), 5.25%, 6/01/17        5,221,316
Aaa       AAA         1,750   Kent City, Michigan HFA
                              Butterworth Hospital
                              (MBIA), 5.375%, 1/15/19       1,592,762
Aaa       AAA         1,015   Michigan HFA Mercy
                              Memorial Hospital (MBIA),
                              5.25%, 6/01/13                  936,429
Aaa       AAA         2,715   Michigan HFA Mercy
                              Memorial Hospital (MBIA),
                              5.25%, 6/01/21                2,429,491
Aaa       AAA         1,000   Michigan HFA Oakwood
                              Hospital Obligated Group
                              (FGIC), 5.625%, 11/01/18        954,410
Aaa       AAA         1,500   Michigan HFA Sisters of
                              Mercy Health Corporation
                              (MBIA), 5.25%, 8/15/21        1,332,885
Aaa       AAA         3,200   Michigan HFA Linked Bulls
                              & Bears (FSA), 6.10%,
                              8/15/22                       3,221,504
Aaa       AAA         1,000   St. Joseph City, Michigan
                              HFA Mercy Memorial Medical
                              Center (AMBAC), 5.25%,
                              1/01/16                         910,150
                                                         ------------
                                                         $ 23,186,322
                                                         ------------
                              INSURED HOUSING - 1.7%
Aaa       AAA        $  500   Michigan HDA Parkway
                              Meadows Projects (FSA),
                              6.85%, 10/15/18            $    518,495
Aaa       AAA         2,780   Michigan HDA Mercy
                              Bellbrook Project (MBIA),
                              5.375%, 4/01/10               2,617,036
                                                         ------------
                                                         $  3,135,531
                                                         ------------
                              INSURED SPECIAL TAX - 0.2%
Aaa       AAA        $  400   Grand Rapids, Michigan
                              Downtown Development
                              Authority Tax Increment
                              (MBIA), 6.875%, 6/01/24    $    429,840
                                                         ------------
                              INSURED TRANSPORTATION - 1.9%
Aaa       AAA        $1,000   Wayne County, Michigan
                              Airport (MBIA), 5.25%,
                              12/01/13                   $    921,380
Aaa       AAA         1,000   Wayne County, Michigan
                              Airport (MBIA), 5.40%,
                              12/01/16                        909,250

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aaa       AAA         2,000   Wayne County, Michigan
                              Airport (MBIA), 5.25%,
                              12/01/21                      1,788,000
                                                         ------------
                                                         $  3,618,630
                                                         ------------
                              INSURED WATER & SEWER - 7.5%
Aaa       AAA        $  300   Clinton Township, Michigan
                              Water and Sewage System
                              (AMBAC), 4.75%, 7/01/09    $    272,325
Aaa       AAA           400   Clinton Township, Michigan
                              Water and Sewage System
                              (AMBAC), 4.75%, 7/01/10         359,544
Aaa       AAA           400   Clinton Township, Michigan
                              Water and Sewage System
                              (AMBAC), 4.75%, 7/01/11         357,872
Aaa       AAA           400   Clinton Township, Michigan
                              Water and Sewage System
                              (AMBAC), 4.75%, 7/01/12         356,288
Aaa       AAA         4,425   Detroit City, Michigan
                              Water Supply System
                              (FGIC), 6.25%, 7/01/12        4,549,343
Aaa       AAA         9,680   Detroit City, Michigan
                              Water Supply System
                              (FGIC), 4.75%, 7/01/19        8,078,250
                                                         ------------
                                                         $ 13,973,622
                                                         ------------
                              MISCELLANEOUS - 3.4%
A1        AA         $  590   Michigan Municipal Bond
                              Authority Local Government
                              Loan, 6.90%, 5/01/21       $    648,404
A1        AA          2,550   Michigan Municipal Bond
                              Authority Local Government
                              Loan-Qualified School,
                              6.50%, 5/01/07                2,768,356
A1        AA            760   Michigan Municipal Bond
                              Authority Local Government
                              Loan, 6.50%, 5/01/08            822,685
NR        A-          2,000   Michigan Strategic
                              Environmental Research
                              Institute, 6.375%, 8/15/12    2,041,880
                                                         ------------
                                                         $  6,281,325
                                                         ------------
                              SOLID WASTE - 4.5%
NR        BBB-       $4,220   Greater Detroit, Michigan
                              Resource Recovery
                              Authority, 9.25%, 12/13/08 $  4,391,712
NR        BBB-        1,000   Greater Detroit, Michigan
                              Resource Recovery
                              Authority, 9.25%, 12/13/08    1,040,690
NR        BBB-        1,915   Greater Detroit, Michigan
                              Resource Recovery
                              Authority, 9.25%, 12/13/08    1,992,921
NR        BBB-        1,000   Greater Detroit, Michigan
                              Resource Recovery
                              Authority, 9.25%, 12/13/08    1,040,690
                                                         ------------
                                                         $  8,466,013
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              SPECIAL TAX REVENUE - 5.6%
NR        BBB+       $  250   Battle Creek, Michigan
                              Downtown Development
                              Authority Tax Increment,
                              7.60%, 5/01/16             $    272,698
NR        BBB+        1,315   Battle Creek, Michigan
                              Downtown Development
                              Authority Tax Increment,
                              7.65%, 5/01/22                1,438,742
NR        A           7,650   Detroit City Convention
                              Facility, Michigan Cobo
                              Hall Expansion Project,
                              5.25%, 9/30/12 (3)            6,843,690
NR        A           1,825   Michigan Muni Bond
                              Authority Local Government
                              Loan Project, 6.75%,
                              5/01/12                       1,944,811
                                                         ------------
                                                         $ 10,499,941
                                                         ------------
                              TRANSPORTATION - 1.1%
Baa1      A          $2,175   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/01/19             $  1,988,842
                                                         ------------
                              WATER & SEWER - 0.9%
Aa        AA         $1,895   Lansing City, Michigan
                              Water and Electric Utility
                              System, 4.90%, 7/01/10     $  1,713,914
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $182,066,681)        $186,526,896
                                                         ============

(1) Security has been segregated to cover margin requirements for open financial futures contracts.
(2) When-issued security.
(3) Security has been segregated to cover when-issued securities.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 51.8% of the securities in the portfolio of investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage by financial institution ranges from 2.0% to 22.0% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          Minnesota Tax Free Portfolio
                    Portfolio of Investments - July 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              EDUCATION - 3.2%
A         NR         $  100   Minnesota Higher Education
                              Facilities Authority, St.
                              Olaf College, 6.25%,
                              4/01/10                     $   100,034
Baa       NR          1,000   Minnesota Higher Education
                              Facilities Authority, St.
                              Mary's College, 6.15%,
                              10/01/23                        968,720
A         NR          1,500   Northfield Minnesota, St.
                              Olaf College, 6.40%,
                              10/01/21                      1,543,785
                                                          -----------
                                                          $ 2,612,539
                                                          -----------
                              ESCROWED - 5.4%
Aa        AA+        $1,700   State of Minnesota "RIBS",
                              Variable, 8/01/11 (1)       $ 2,016,625
A1        AAA           400   Southern Minnesota
                              Municipal Power Agency,
                              7.00%, 1/01/16                  413,272
Aaa       AAA         1,840   Western Minnesota Municipal
                              Power Agency, 6.375%,
                              1/01/16                       1,956,380
                                                          -----------
                                                          $ 4,386,277
                                                          -----------
                              GENERAL OBLIGATIONS - 11.2%
Aa        NR         $  500   Brainerd, Independent
                              School District, 5.50%,
                              2/01/15                     $   476,455
Aaa       AAA           700   City of Minneapolis, 6.25%,
                              4/01/12                         727,902
Aaa       AAA         1,000   City of Minneapolis, 5.20%,
                              3/01/23                         943,830
Aa1       AA+         2,000   State of Minnesota, 5.40%,
                              8/01/13                       1,913,500
Aa1       AA+         1,000   State of Minnesota, Duluth
                              Airport, 6.25%, 8/01/14       1,019,330
Aa1       AA+         1,000   State of Minnesota, Duluth
                              Airport, 6.25%, 8/01/14       1,019,330
Aa        AA          1,250   Regents of the University
                              of Minnesota, "INFLOS",
                              Variable, 8/15/03 (1)         1,181,412
A         AA-           200   City of Saint Cloud,
                              "Inverse Floaters",
                              Variable, 8/01/13 (1)           205,000
Aa        NR          1,595   White Bear Lake,
                              Independent School
                              District, 6.00%, 2/01/14      1,596,037
                                                          -----------
                                                          $ 9,082,796
                                                          -----------
                              HEALTHCARE (NON-HOSPITAL) - 5.7%
A         A-         $1,250   Minneapolis and St. Paul
                              Housing and Redevelopment
                              Authority, Group Health
                              Plan, Inc., 6.75%, 12/01/13 $ 1,298,000
A         A-            250   Minneapolis and St. Paul
                              Housing and Redevelopment
                              Authority, Group Health
                              Plan, Inc., 6.90%, 10/15/22     262,768
NR        NR          1,000   St. Paul Housing and
                              Redevelopment Authority,
                              Highland Park, 8.75%,
                              11/01/24                        997,670
NR        BBB+        2,120   City of Red Wing, Minnesota
                              Health Care Facilities
                              Revenue, River Region
                              Obligated Group, 6.50%,
                              9/01/22                       2,054,322
                                                          -----------
                                                          $ 4,612,760
                                                          -----------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              HOSPITALS - 6.9%
NR        AA+        $1,400   City of Rochester,
                              Minnesota Health Care
                              Facilities (MHCF) Mayo
                              Foundation/Medical Center,
                              6.026%, 11/15/15            $ 1,374,142
NR        AA+           500   City of Rochester, MHCF
                              Mayo Foundation/Medical
                              Center, "Inverse Floaters",
                              Variable 11/15/15 (1)           500,000
NR        AA+         1,700   City of Rochester, MHCF
                              Mayo Foundation/Medical
                              Center, 5.75%, 11/15/21       1,668,193
Baa       BBB-        1,000   St. Paul Housing and
                              Redevelopment Authority,
                              Healtheast Project, 6.625%,
                              11/01/17                        969,920
A         A+          1,000   St. Paul Housing and
                              Redevelopment Authority,
                              Childrens Hospital, 7.00%,
                              12/01/19                      1,080,420
                                                          -----------
                                                          $ 5,592,675
                                                          -----------
                              HOUSING - 13.6%
NR        AAA        $  300   City of Coon Rapids, Multi-
                              Family Housing (MFH) Browns
                              Meadow Manor, (FHA), (AMT),
                              6.85%, 7/01/33              $   300,570
NR        AAA         1,395   County of Dakota, Housing
                              and Redevelopment
                              Authority, (GNMA), 7.375%,
                              12/01/29 (2)                  1,473,259
Aa        NR          1,200   City of Maplewood MFH,
                              Beaver Creek Apartments,
                              (FHA), 6.50%, 9/01/24         1,182,960
NR        AAA            90   Minneapolis and St. Paul
                              Housing Finance Board,
                              (GNMA), (AMT), 7.30%,
                              8/01/31                          94,035
Aa        AA            420   Minnesota Housing Finance
                              Agency, Single-Family
                              Mortgage, (SFM), 7.70%,
                              7/01/14                         450,114
Aa        AA            380   Minnesota Housing Finance
                              Agency, SFM, 7.05%, 7/01/22     390,085
Aa        AA          1,095   Minnesota Housing Finance
                              Agency, SFM, (AMT), 5.80%,
                              7/01/25                       1,007,860
Aa        AA+           465   Minnesota Housing Finance
                              Agency, SFM, 6.95%, 7/01/16     481,094
Aa        AA+         1,000   Minnesota Housing Finance
                              Agency, SFM, (AMT), 6.75%,
                              7/01/12                       1,019,330
Aa        AA+         1,235   Minnesota Housing Finance
                              Agency, SFM, (AMT), 6.85%,
                              1/01/24                       1,254,612
Aa        AA+         1,700   Minnesota Housing Finance
                              Agency, SFM, (AMT), 6.50%,
                              1/01/26                       1,686,502

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        AA+           710   Minnesota Housing Finance
                              Agency, SFM, (AMT), 6.75%,
                              1/01/26                         714,352
Aa        AA+           430   Minnesota Housing Finance
                              Agency, SFM, (AMT), 6.15%,
                              1/01/26                         410,121
NR        AAA           230   St. Paul, Minnesota Housing
                              and Redevelopment
                              Authority, (FNMA), 6.95%,
                              12/01/31                        236,845
NR        AAA           360   St. Paul, Minnesota Housing
                              and Redevelopment
                              Authority, (FNMA), 6.90%,
                              12/01/21                        370,735
                                                          -----------
                                                          $11,072,474
                                                          -----------
                              INDUSTRIAL DEVELOPMENT/POLLUTION
                              CONTROL - 8.8%
NR        AA-        $  300   City of Minneapolis,
                              Minnesota Community
                              Development Agency, 6.40%,
                              12/01/04                    $   315,618
NR        BBB+          100   City of Minneapolis,
                              Minnesota Community
                              Development Agency, 7.35%,
                              12/01/09                        104,342
NR        BBB+        1,605   City of Minneapolis,
                              Minnesota Community
                              Development Agency, 6.80%,
                              12/01/24                      1,574,810
Aa3       AA-         3,000   Seaway Port Authority of
                              Duluth, Cargill, Inc.,
                              6.80%, 5/01/12                3,203,130
Aa3       NR          2,000   Seaway Port Authority of
                              Duluth, Cargill, Inc.,
                              5.75%, 12/01/16               1,961,300
                                                          -----------
                                                          $ 7,159,200
                                                          -----------
                              INSURED GENERAL OBLIGATION - 3.6%
Aaa       AAA        $  500   Cass Lake, Independent
                              School District, (AMBAC),
                              6.625%, 2/01/12             $   537,370
Aaa       AAA         1,000   Roseville, Independent
                              School District, (FGIC),
                              6.00%, 2/01/23                  998,650
Aaa       AAA         1,330   St. Francis, Independent
                              School District No. 15,
                              (CGIC), 6.35%, 2/01/12        1,391,153
                                                          -----------
                                                          $ 2,927,173
                                                          -----------
                              INSURED HOSPITAL - 19.7%
Aaa       AAA        $  750   Duluth Economic Development
                              Authority, The Duluth
                              Clinic, (AMBAC), 6.20%,
                              11/01/12                    $   771,690
Aaa       AAA           100   Minneapolis and St. Paul
                              Health Care Systems, Health
                              One Obligated Group,
                              (MBIA), 7.40%, 8/15/11          108,990
Aaa       AAA         5,845   Minneapolis and St. Paul
                              Health Care Systems,
                              Healthspan, (AMBAC), 4.75%,
                              11/15/18                      4,895,655
Aaa       AAA           250   City of Minneapolis,
                              Hospital Revenue, Fairview
                              Hospital and Healthcare,
                              (MBIA), 6.50%, 1/01/11          262,517

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
Aaa       AAA           750   Plymouth, Health
                              Facilities, Westhealth
                              Project (CGIC), 6.25%,
                              6/01/16                         768,293
Aaa       AAA         1,000   City of Saint Cloud,
                              Hospital Facilities, The
                              Saint Cloud Hospital,
                              (AMBAC), 6.75%, 7/01/15       1,063,430
Aaa       AAA         3,650   City of St. Louis Park,
                              Health Care Facilities
                              Health System Minnesota
                              Obligated Group, (AMBAC),
                              5.20%, 7/01/23                3,234,119
Aaa       AAA         5,150   St. Paul Housing and
                              Redevelopment Authority,
                              St. Paul-Ramsey Medical
                              Center Project, (AMBAC),
                              5.55%, 5/15/23                4,891,213
                                                          -----------
                                                          $15,995,907
                                                          -----------
                              INSURED HOUSING - 1.9%
Aaa       AAA        $1,500   SCA Tax Exempt Trust,
                              Burnsville, Minnesota
                              Multi-Family Housing,
                              (FSA), 7.10%, 1/01/30       $ 1,538,775
                                                          -----------
                              INSURED SPECIAL TAX - 3.5%
Aaa       AAA        $3,000   St. Paul Housing and
                              Redevelopment Authority,
                              Civic Center Project,
                              (MBIA), 5.45%, 11/01/13     $ 2,840,460
                                                          -----------
                              INSURED UTILITIES - 3.9%
Aaa       AAA        $  300   Northern Municipal Power
                              Agency, (AMBAC), 6.00%,
                              1/01/19                     $   300,528
Aaa       AAA           750   Southern Minnesota
                              Municipal Power Agency,
                              (MBIA), 5.00%, 1/01/12          688,477
Aaa       AAA           300   Southern Minnesota
                              Municipal Power Agency,
                              "Yield Curve Notes",
                              (MBIA), Variable, 1/01/18
                              (1)                             283,512
Aaa       AAA         6,950   Southern Minnesota
                              Municipal Power Agency,
                              (MBIA), 0%, 10/01/21          1,494,737
Aaa       AAA           510   Western Minnesota Municipal
                              Power Agency, (MBIA),
                              5.50%, 1/01/15                  489,416
                                                          -----------
                                                          $ 3,256,670
                                                          -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 2.7%
Baa1      NR         $  350   City of Cambridge, Economic
                              Development Authority,
                              6.25%, 2/01/14              $   347,722

--------------------------------------------------------------------------------
                    MINNESOTA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              LEASE/CERTIFICATE OF PARTICIPATION -
                              (CONTINUED)
Aa        AA          1,770   Hennepin County, Lease
                              Revenue Certificates of
                              Participation, 6.80%,
                              5/01/17(2)                    1,856,199
                                                          -----------
                                                          $ 2,203,921
                                                          -----------
                              MISCELLANEOUS - 0.9%
A         A          $  750   Metropolitan Council,
                              Minneapolis-St. Paul
                              Metropolitan Area Sports
                              Facilities, Hubert H.
                              Humphrey Metrodome, 6.00%,
                              10/01/09                    $   757,815
                                                          -----------
                              TRANSPORTATION - 0.6%
Aaa       AAA        $  200   Minneapolis and St. Paul,
                              Minnesota Metropolitan
                              Airports Commission, (AMT),
                              6.60%, 1/01/09              $   211,186
Aaa       AAA           300   Minneapolis and St. Paul,
                              Minnesota Metropolitan
                              Airports Commission, (AMT),
                              6.60%, 1/01/10                  316,779
                                                          -----------
                                                          $   527,965
                                                          -----------
                              UTILITY - 5.1%
Aa3       A-         $1,200   Bass Brook, Pollution
                              Control Revenue, Minnesota
                              Power & Light Company,
                              6.00%, 7/01/22              $ 1,173,300
A         A           1,500   Northern Municipal Power
                              Agency, Minnesota Electric,
                              7.25%, 1/01/16                1,624,965
A1        A+          1,000   Southern Minnesota
                              Municipal Power Agency,
                              5.00%, 1/01/12                  902,250
A         A             450   Western Minnesota Municipal
                              Power Agency, 7.00%,
                              1/01/13                         468,599
                                                          -----------
                                                          $ 4,169,114
                                                          -----------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              WATER AND SEWER - 3.3%
Aa3       A          $  450   Anoka County, Minnesota
                              Solid Waste Disposal
                              Revenue Natural Rural
                              Utilities, 6.95%, 12/01/08  $   483,421
Aa        AAA           100   Minnesota Public Facilities
                              Authority Water Pollution
                              Control, 7.00%, 3/01/09         107,398
Aa        AAA           150   Minnesota Public Facilities
                              Authority Water Pollution
                              Control, 6.70%, 3/01/13         160,380
Aa        AAA         1,835   Minnesota Public Facilities
                              Authority Water Pollution
                              Control, 6.50%, 3/01/14       1,933,393
                                                          -----------
                                                          $ 2,684,592
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $78,851,048)          $81,421,113
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio primarily invests in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 34.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.4% to 19.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         New Jersey Tax Free Portfolio
                    Portfolio of Investments - July 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              COGENERATION - 5.0%
NR        NR        $15,750   New Jersey Economic
                              Development Authority,
                              Vineland Cogeneration
                              Limited Partnership,
                              (AMT), 7.875%, 6/01/19     $ 16,904,475
NR        BB+         3,370   New Jersey Economic
                              Development Authority,
                              Trigen-Trenton Project,
                              (AMT), 6.10%, 12/01/04        3,346,039
                                                         ------------
                                                         $ 20,250,514
                                                         ------------
                              EDUCATION - 3.5%
Baa1      BBB       $ 2,480   New Jersey Educational
                              Facilities Authority,
                              Seton Hall University,
                              7.00%, 7/01/21             $  2,618,235
Aa1       AA+         1,000   New Jersey Educational
                              Facilities Authority,
                              Princeton Theological
                              Seminary, 6.375%, 7/01/22     1,034,580
NR        NR          8,800   New Jersey State Higher
                              Education Assistance
                              Authority, (AMT), 0%,
                              7/01/20                       3,042,952
NR        BBB-        1,760   Puerto Rico Industrial,
                              Tourist, Educational,
                              Medical and Environmental
                              Authority, Polytechnic
                              University, 5.70%, 8/01/13    1,620,626
NR        BBB-        1,310   Puerto Rico Industrial,
                              Tourist, Educational,
                              Medical and Environmental
                              Authority, Polytechnic
                              University, 5.50%, 8/01/24    1,139,988
NR        BBB-        1,000   Puerto Rico Industrial,
                              Tourist, Educational,
                              Medical and Environmental
                              Authority, Polytechnic
                              University, 6.50%, 8/01/24      999,990
A1        AA          2,500   Rutgers, The State
                              University of New Jersey,
                              6.85%, 5/01/21                2,658,400
A         AA          1,000   University of Medicine and
                              Dentistry of New Jersey,
                              7.20%, 12/01/19               1,089,280
                                                         ------------
                                                         $ 14,204,051
                                                         ------------
                              ESCROWED - 0.8%
Aaa       AAA       $   870   The City of Newark, New
                              Jersey (AMBAC), 7.375%,
                              10/01/07                   $    985,440
NR        NR          2,000   County of Passaic, New
                              Jersey, 6.70%, 9/01/13        2,207,360
                                                         ------------
                                                         $  3,192,800
                                                         ------------
                              GENERAL OBLIGATIONS - 13.3%
NR        BBB       $ 9,745   Government of Guam, 5.40%,
                              11/15/18                   $  8,414,515
NR        A+          5,000   The Hudson County
                              Improvement Authority,
                              6.625%, 8/01/25               5,235,950

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aa1       NR          3,000   Mercer County Improvement
                              Authority Solid Waste, 0%,
                              4/01/10                       1,299,240
Baa1      A           1,990   Commonwealth of Puerto
                              Rico, 6.45%, 7/01/17          2,083,530
Baa1      A           5,000   Commonwealth of Puerto
                              Rico, 6.50%, 7/01/23          5,234,400
Baa       BBB         5,645   The Commonwealth of Puerto
                              Rico Aqueduct and Sewer
                              Authority, 7.875%, 7/01/17    6,253,305
Baa1      A           3,250   Puerto Rico Public
                              Buildings Authority,
                              Public Education and
                              Health Facilities, 5.75%,
                              7/01/15                       3,119,675
Baa1      A           5,125   Puerto Rico Public
                              Buildings Authority,
                              Public Education and
                              Health Facilities, 5.50%,
                              7/01/21                       4,695,730
Baa1      A           2,075   Puerto Rico Public
                              Buildings Authority,
                              Public Education and
                              Health Facilities, 5.75%,
                              7/01/16                       1,977,932
NR        NR         14,850   Virgin Islands Public
                              Finance Authority, 7.25%,
                              10/01/18                     15,318,517
                                                         ------------
                                                         $ 53,632,794
                                                         ------------
                              HEALTHCARE (NON-HOSPITAL) - 3.0%
NR        BBB       $   615   New Jersey Economic
                              Development Authority
                              Cadbury Corporation,
                              7.50%, 7/01/21             $    593,875
NR        BBB           300   New Jersey Economic
                              Development Authority
                              Cadbury Corporation,
                              8.70%, 7/01/07                  319,896
NR        NR          1,400   New Jersey Economic
                              Development Authority,
                              Claremont Health System,
                              9.10%, 9/01/22                1,465,632
NR        NR          2,500   New Jersey Economic
                              Development Authority,
                              Victoria Health
                              Corporation, 7.65%,
                              1/01/14                       2,372,700
NR        NR          4,000   New Jersey Economic
                              Development Authority,
                              Keswick Pines Project,
                              8.75%, 1/01/24                3,991,120
NR        NR          3,630   New Jersey Economic
                              Development Authority,
                              Forsgate Project, 8.625%,
                              6/01/25                       3,410,857
                                                         ------------
                                                         $ 12,154,080
                                                         ------------
                              HOSPITALS - 6.6%
Aa        AAA       $10,790   New Jersey Health Care
                              Facilities Financing
                              Authority, Barnert
                              Hospital, (FHA), 6.80%,
                              8/01/19                    $ 11,298,209

--------------------------------------------------------------------------------
                   NEW JERSEY TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              HOSPITALS - (CONTINUED)
A         A-          2,300   New Jersey Health Care
                              Facilities Financing
                              Authority, Atlantic City
                              Medical Center, 6.80%,
                              7/01/11                       2,417,300
Baa1      NR          3,100   New Jersey Health Care
                              Facilities Financing
                              Authority, Deborah Heart
                              and Lung Center, 6.30%,
                              7/01/23                       3,047,796
Baa       NR          2,000   New Jersey Health Care
                              Facilities Financing
                              Authority, Southern Ocean
                              County Hospital, 6.25%,
                              7/01/23                       1,842,100
A         A-          9,650   New Jersey Health Care
                              Facilities Financing
                              Authority, Chilton
                              Memorial Hospital, 5.00%,
                              7/01/13                       8,175,866
                                                         ------------
                                                         $ 26,781,271
                                                         ------------
                              HOUSING - 4.4%
Aa        AA        $ 1,250   New Jersey Building
                              Authority, 7.20%, 6/15/13  $  1,357,438
Aa        AA-         2,591   New Jersey Building
                              Authority, Garden State
                              Savings, 0%, 6/15/10          1,105,813
NR        AAA         3,700   New Jersey Housing and
                              Mortgage Finance Agency,
                              Presidential Plaza, (FHA),
                              7.00%, 5/01/30                3,832,793
NR        AAA         2,000   New Jersey Housing and
                              Mortgage Finance Agency,
                              Presidential Plaza, (FHA),
                              6.95%, 5/01/13                2,084,940
NR        AA+         1,000   New Jersey Housing and
                              Mortgage Finance Agency,
                              Section 8, 7.10%, 11/01/12    1,040,920
NR        AA+         1,975   New Jersey Housing and
                              Mortgage Finance Agency,
                              Section 8, 7.10%, 11/01/11    2,055,817
NR        AA+         1,250   New Jersey Housing and
                              Mortgage Finance Agency,
                              Rental Housing, (AMT),
                              7.25%, 11/01/22               1,287,025
NR        A+          1,000   New Jersey Housing and
                              Mortgage Finance Agency,
                              Rental Housing, (AMT),
                              7.10%, 5/01/22                1,029,330
NR        A+          3,715   New Jersey Housing and
                              Mortgage Finance Agency,
                              6.60%, 11/01/14               3,773,511
Aaa       AAA           300   Puerto Rico Housing
                              Finance Corporation
                              Mortgage Revenue (GNMA),
                              6.85%, 10/15/23                 310,209
                                                         ------------
                                                         $ 17,877,796
                                                         ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT/POLLUTION
                              CONTROL - 5.0%
NR        NR        $ 2,000   Middlesex County Pollution
                              Control Financing
                              Authority, Amerada Hess
                              Corporation, 7.875%,
                              6/01/22                    $  2,238,020
NR        NR          4,000   Middlesex County Pollution
                              Control Financing
                              Authority, Amerada Hess
                              Corporation, 6.875%,
                              12/01/22                      4,168,480
Aa1       NR          3,000   New Jersey Economic
                              Development Authority,
                              Garden State Paper
                              Company, (AMT), 7.125%,
                              4/01/22                       3,124,320
NR        NR          2,000   New Jersey Economic
                              Development Authority, The
                              Seeing Eye, Inc., 7.30%,
                              4/01/11                       2,123,560
NR        BBB         1,160   New Jersey Economic
                              Development Authority,
                              National Association of
                              Accountants, Inc., 7.65%,
                              7/01/09                       1,241,583
NR        AA-         3,300   New Jersey Economic
                              Development Authority, Oak
                              Grove Associates, 6.125%,
                              12/01/06                      3,401,937
Baa1      A-          2,135   New Jersey Economic
                              Development Authority,
                              GATX Terminals
                              Corporation, 7.30%,
                              9/01/19                       2,349,098
Aa3       AA-         1,300   Puerto Rico Industrial,
                              Medical and Environmental
                              Pollution Control
                              Authority, Motorola, Inc.,
                              6.75%, 1/01/14                1,375,712
                                                         ------------
                                                         $ 20,022,710
                                                         ------------
                              INSURED EDUCATION - 0.5%
Aaa       AAA       $ 2,000   New Jersey State
                              Educational Facilities
                              Authority, Seton Hall
                              University, (BIGI), 6.85%,
                              7/01/19                    $  2,106,540
                                                         ------------
                              INSURED HOSPITALS - 1.4%
Aaa       AAA       $ 1,310   New Jersey Health Care
                              Facilities Financing
                              Authority, Hackensack
                              Medical Center, (FGIC),
                              6.625%, 7/01/17            $  1,372,631
Aaa       AAA         2,000   New Jersey Health Care
                              Facilities Financing
                              Authority, Hackensack
                              Medical Center, (FGIC),
                              6.25%, 7/01/21                2,033,380
Aa        AA-           480   New Jersey Health Care
                              Facilities Financing
                              Authority, Cathedral
                              Health Services (MBIA),
                              7.25%, 2/15/10                  522,144

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED HOSPITALS - (CONTINUED)
Aa        AA-         1,570   New Jersey Health Care
                              Facilities Financing
                              Authority, Cathedral
                              Health Services, (MBIA)
                              7.25%, 2/15/21                1,700,059
                                                         ------------
                                                         $  5,628,214
                                                         ------------
                              INSURED HOUSING - 1.3%
Aaa       AAA       $ 1,410   New Jersey Housing and
                              Mortgage Finance Agency,
                              (MBIA), 7.375%, 10/01/17   $  1,468,007
Aaa       AAA         1,760   New Jersey Housing and
                              Mortgage Finance Agency,
                              (AMT), (MBIA), 7.70%,
                              10/01/29                      1,847,402
Aaa       AAA         1,745   Pennsauken Township
                              Housing Finance
                              Corporation, (MBIA),
                              8.00%, 4/01/11                1,836,665
                                                         ------------
                                                         $  5,152,074
                                                         ------------
                              INSURED LEASE REVENUE - 5.8%
Aaa       AAA       $ 3,900   County of Atlantic, Public
                              Facilities Lease
                              Agreement, (FGIC), 6.00%,
                              3/01/13                    $  4,011,072
Aaa       AAA         1,750   County of Hudson, New
                              Jersey Correctional
                              Facility, (MBIA), 6.50%,
                              12/01/11                      1,842,925
Aaa       AAA         6,240   County of Hudson, New
                              Jersey Correctional
                              Facility, (MBIA), 6.60%,
                              12/01/21                      6,537,648
Aaa       AAA         2,500   County of Hudson, New
                              Jersey Improvement
                              Authority, Secondary Yield
                              Curve Notes, (FGIC),
                              Variable, 12/01/25 (1)        2,507,900
Aaa       AAA         1,800   County of Middlesex,
                              Certificates of
                              Participation, (MBIA),
                              6.125%, 2/15/19               1,835,622
Aaa       AAA         5,000   New Jersey Builders
                              (AMBAC), 5%, 6/15/13          4,506,800
Aaa       AAA         2,225   University of Medicine and
                              Dentistry Certificates of
                              Participation, (MBIA),
                              6.75%, 12/01/09               2,359,590
                                                         ------------
                                                         $ 23,601,557
                                                         ------------
                              INSURED SOLID WASTE - 0.5%
Aaa       AAA       $ 2,000   The Mercer County
                              Improvement Authority,
                              Solid Waste Revenue,
                              (AMT), (FGIC), 6.70%,
                              4/01/13                    $  2,118,200
                                                         ------------
                              INSURED SPECIAL TAX - 0.8%
Aaa       AAA       $ 3,375   New Jersey Economic
                              Development Authority,
                              Market Transition
                              Facility, (MBIA), 5.875%,
                              7/01/11                    $  3,386,914
                                                         ------------
                              INSURED TRANSPORTATION - 4.1%
Aaa       AAA       $ 2,000   The Delaware River and Bay
                              Authority, (MBIA), 4.75%,
                              1/01/24                    $  1,660,900

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aaa       AAA         5,000   New Jersey Turnpike
                              Authority "RITES", (MBIA),
                              Variable, 1/01/16 (1)         5,744,000
Aaa       AAA         8,450   New Jersey Turnpike
                              Authority, (MBIA), 6.50%,
                              1/01/16                       9,162,335
                                                         ------------
                                                         $ 16,567,235
                                                         ------------
                              INSURED UTILITIES - 3.9%
Aaa       AAA       $ 2,750   New Jersey Economic
                              Development Authority, New
                              Jersey American Water Co.,
                              (AMT), (FGIC), 6.875%,
                              11/01/34                   $  2,912,058
Aaa       AAA        13,500   Salem County, Public
                              Service Electric and Gas,
                              (MBIA), 5.55%, 11/01/33      12,629,790
                                                         ------------
                                                         $ 15,541,848
                                                         ------------
                              INSURED WATER & SEWER - 5.0%
Aaa       AAA       $ 6,500   Landis New Jersey Sewerage
                              Authority, Linked "CARS"
                              (FGIC), 5.65%, 9/19/19     $  6,248,970
Aaa       AAA         2,500   Middlesex County Utilities
                              Authority, Sewer Revenue,
                              (MBIA), Variable, 8/15/10
                              (1)                           2,645,425
Aaa       AAA         2,000   Township of Monroe, New
                              Jersey Municipal Utilities
                              Authority, (MBIA), 5.50%,
                              2/01/17                       1,882,380
Aaa       AAA         1,250   New Jersey Economic
                              Development Authority,
                              Middlesex Water Company,
                              (AMBAC), 5.20%, 10/01/22      1,107,550
Aaa       AAA         1,650   New Jersey Economic
                              Development Authority,
                              Hackensack Water Company,
                              (MBIA), 5.80%, 3/01/24        1,607,248
Aaa       AAA         1,270   Passaic Valley Water
                              Commissioners, (FGIC),
                              5.00%, 12/15/22               1,100,214
Aaa       AAA         6,130   West New York, New Jersey
                              Municipal Utilities
                              Authority, (FGIC), 5.125%,
                              12/15/17                      5,480,772
                                                         ------------
                                                         $ 20,072,559
                                                         ------------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 3.7%
Baa1      A-        $   720   County of Atlantic, New
                              Jersey Public Facilities
                              Lease Agreement, 8.875%,
                              1/15/14                    $    929,902
Baa1      A-            785   County of Atlantic, New
                              Jersey Public Facilities
                              Lease Agreement, 8.875%,
                              1/15/15                       1,015,043
A1        NR          1,000   Township of Bedminster,
                              Board of Education,
                              7.125%, 9/01/10               1,092,370

--------------------------------------------------------------------------------
                   NEW JERSEY TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              LEASE/CERTIFICATE OF PARTICIPATION -
                              (CONTINUED)
Aa        AA-         1,000   Mercer County Improvement
                              Authority, Richard J.
                              Hughes Justice Complex,
                              6.05%, 1/01/14                1,000,510
Aa        AA-         2,000   Mercer County Improvement
                              Authority, Richard J.
                              Hughes Justice Complex,
                              6.05%, 1/01/15                2,001,020
Aa        AA-         1,500   Mercer County Improvement
                              Authority, Richard J.
                              Hughes Justice Complex,
                              6.05%, 1/01/16                1,500,465
Aa        AA-         1,500   Mercer County Improvement
                              Authority, Richard J.
                              Hughes Justice Complex,
                              6.05%, 1/01/17                1,500,465
Aa        AA-         5,420   New Jersey Building
                              Authority, 5.00%, 6/15/16     4,785,210
NR        A+          1,000   New Jersey Economic
                              Development Authority,
                              Performing Arts Center
                              Site Acquisition, 6.75%,
                              6/15/12                       1,049,580
                                                         ------------
                                                         $ 14,874,565
                                                         ------------
                              MISCELLANEOUS - 4.0%
A1        A+        $ 1,650   New Jersey Economic
                              Development Authority,
                              Economic Recovery Fund,
                              0%, 9/15/09                $    727,089
A1        A+          5,500   New Jersey Economic
                              Development Authority,
                              Economic Recovery Fund,
                              0%, 3/15/13                   1,911,525
NR        NR          7,600   New Jersey Sports and
                              Exposition Authority,
                              Monmouth Park, 8.00%,
                              1/01/25                       8,251,167
Aa        NR          6,000   New Jersey Sports and
                              Exposition Authority,
                              5.20%, 1/01/20                5,318,580
                                                         ------------
                                                         $ 16,208,361
                                                         ------------
                              SOLID WASTE - 6.8%
Ba        NR        $ 3,655   The Atlantic County
                              Utilities Authority, Solid
                              Waste Revenue, 7.125%,
                              3/01/16                    $  3,641,001
Ba        BBB+        6,125   Pollution Control
                              Financing Authority of
                              Camden County, (AMT),
                              7.50%, 12/01/09               6,237,639
Ba        NR          5,975   Mercer County Improvement
                              Authority, Solid Waste
                              System Revenue, (AMT), 0%,
                              4/01/14                       1,548,003
Ba        NR          6,000   Mercer County Improvement
                              Authority, Solid Waste
                              System Revenue, (AMT), 0%,
                              4/01/15                       1,445,940
Ba        NR          3,000   Mercer County Improvement
                              Authority, Solid Waste
                              System Revenue, (AMT), 0%,
                              4/01/16                         672,510

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Ba        NR          1,500   Passaic County Utilities
                              Authority Solid Waste
                              System Revenue, 7.00%,
                              11/15/07                      1,485,795
NR        A-         11,930   Union County, New Jersey
                              Utilities Authority, Solid
                              Waste Revenue, (AMT),
                              7.20%, 6/15/14               12,411,376
                                                         ------------
                                                         $ 27,442,264
                                                         ------------
                              SPECIAL TAX - 0.2%
Baa1      BBB+      $   550   Puerto Rico Infrastructure
                              Financing Authority,
                              7.90%, 7/01/07             $    607,574
                                                         ------------
                              TRANSPORTATION - 15.1%
NR        BBB       $ 1,250   Guam Airport Authority,
                              (AMT), 6.60%, 10/01/10     $  1,263,675
NR        BBB         1,400   Guam Airport Authority,
                              6.50%, 10/01/23               1,390,886
NR        BBB         2,000   Guam Airport Authority,
                              (AMT), 6.70%, 10/01/23        1,999,740
A1        AA-         3,705   The Port Authority of New
                              York and New Jersey,
                              5.25%, 7/15/14                3,396,706
A1        AA-         9,500   The Port Authority of New
                              York and New Jersey,
                              7.35%, 10/01/27 (2)          10,438,315
A1        AA-         2,645   The Port Authority of New
                              York and New Jersey,
                              6.75%, 8/01/26                2,792,194
A1        AA-         5,000   The Port Authority of New
                              York and New Jersey,
                              (AMT), 6.25%, 1/15/27         4,999,750
A1        AA-         9,000   The Port Authority of New
                              York and New Jersey,
                              6.125%, 6/01/94               8,962,560
A1        AA-         5,000   The Port Authority of New
                              York and New Jersey,
                              5.375%, 3/01/28               4,561,400
Baa1      BB          5,100   The Port Authority of New
                              York and New Jersey, Delta
                              Air Lines Inc., 6.95%,
                              6/01/08                       5,356,428
Baa1      A           2,135   Puerto Rico Highway and
                              Transportation Authority,
                              6.625%, 7/01/12               2,216,963
Baa1      A           3,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/01/21                2,638,110
Baa1      A           4,100   Puerto Rico Highway and
                              Transportation Authority,
                              6.625%, 7/01/18               4,243,131
Baa3      BB+         5,550   Puerto Rico Port
                              Authority, American
                              Airlines, (AMT), 6.30%,
                              6/01/23                       5,386,553

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              TRANSPORTATION - (CONTINUED)
NR        A+          1,115   South Jersey Port
                              Corporation, New Jersey
                              Marine Terminal, 6.875%,
                              1/01/20                       1,147,224
                                                         ------------
                                                         $ 60,793,635
                                                         ------------
                              UTILITY - 2.8%
NR        BBB       $   100   Guam Power Authority,
                              5.25%, 10/01/13            $     88,727
NR        BBB         1,500   Guam Power Authority,
                              5.25%, 10/01/23               1,267,485
NR        BBB         2,000   Guam Power Authority,
                              6.75%, 10/01/24               2,031,080
A3        BBB+          625   New Jersey Economic
                              Development Authority,
                              Elizabethtown Gas Co.,
                              (AMT), 6.75%, 10/01/21          632,337
A2        A           1,455   New Jersey Economic
                              Development Authority,
                              Natural Gas Facilities,
                              (AMT), 7.05%, 3/01/16         1,542,387
Baa1      A-            460   Puerto Rico Electric Power
                              Authority, 7.125%, 7/01/14      498,801
NR        NR          5,105   Virgin Islands Water and
                              Power Authority, Electric
                              System Revenue, 7.40%,
                              7/01/11                       5,318,032
                                                         ------------
                                                         $ 11,378,849
                                                         ------------
                              WATER & SEWER - 2.5%
A1        AA-       $ 2,000   Gloucester County
                              Utilities Authority,
                              6.50%, 1/01/21             $  2,062,600
A3        A           3,250   New Jersey Economic
                              Development Authority,
                              Elizabethtown Water
                              Revenue, (AMT), 6.70%,
                              8/01/21                       3,394,853
Aa        AA          1,400   New Jersey Wastewater
                              Treatment Trust, 7.25%,
                              5/15/08                       1,511,230

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aa        AA          1,000   New Jersey Wastewater
                              Treatment Trust, 6.875%,
                              6/15/09                       1,090,310
Aa        AA            250   New Jersey Wastewater
                              Treatment Trust, 7.00%,
                              6/15/10                         273,342
Aa        AA          1,000   New Jersey Wastewater
                              Treatment Trust, 6.00%,
                              7/01/10                       1,022,020
A1        AA            500   The Somerset Raritan
                              Valley Sewerage Authority,
                              6.75%, 7/01/10                  534,655
                                                         ------------
                                                         $  9,889,010
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $389,842,758)        $403,485,415
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio primarily invests in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 27.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.1% to 14.5% of total investments.
                       See notes to financial statements

--------------------------------------------------------------------------------
                        Pennsylvania Tax Free Portfolio
                    Portfolio of Investments - July 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              COGENERATION - 5.3%
NR        NR        $12,000   Pennsylvania Economic
                              Development Authority,
                              Northampton Generating
                              Project, (AMT), 6.50%,
                              1/01/13                    $ 11,599,320
NR        BBB-        9,000   Pennsylvania Economic
                              Development Authority,
                              Colver Project, (AMT),
                              7.125%, 12/01/15              9,437,490
NR        BBB-        5,000   Pennsylvania Economic
                              Development Authority,
                              Colver Project, (AMT),
                              7.15%, 12/01/18               5,212,250
                                                         ------------
                                                         $ 26,249,060
                                                         ------------
                              EDUCATION - 5.3%
NR        BBB       $ 4,865   Erie Higher Education
                              Building Authority,
                              Mercyhurst College, 5.75%,
                              3/15/20                    $  4,370,132
Baa1      NR          1,500   Latrobe, Saint Vincent
                              College, 6.75%, 5/01/24       1,535,460
NR        AAA         2,000   Lehigh County, Allentown
                              College of St. Francis,
                              6.75%, 12/15/12               2,129,440
Aa        AA          3,700   Pennsylvania, University
                              of Pennsylvania, 6.625%,
                              1/01/17                       3,733,041
NR        A-          4,225   Scranton-Lackawanna,
                              Pennsylvania University,
                              University of Scranton,
                              6.40%, 3/01/07                4,368,185
NR        AA          9,700   Swarthmore Borough,
                              Swarthmore College, 6.00%,
                              9/15/20                       9,649,366
                                                         ------------
                                                         $ 25,785,624
                                                         ------------
                              ESCROWED - 6.5%
Aaa       AAA       $ 5,600   Berks County, GO, (FGIC),
                              Variable, 11/15/20 (1)     $  6,412,000
Aaa       A-          1,750   Chester County, HEFA, Bryn
                              Mar Hospitals, 6.75%,
                              7/01/14                       1,990,468
Aaa       AAA         3,195   Derry Township School
                              District, GO, (AMBAC),
                              6.20%, 9/01/08                3,430,951
Aaa       AAA         2,000   Doylestown Hospital
                              Authority, Doylestown
                              Hospital, (AMBAC), 6.90%,
                              7/01/19                       2,219,120
Aaa       AAA         1,405   Lycoming County, GO,
                              (FGIC), 6.40%, 8/15/11        1,540,765
Aaa       AAA           945   Lycoming County, GO,
                              (FGIC), 6.40%, 8/15/11        1,036,315
NR        A-          1,000   Pennsylvania, HEFA,
                              Elizabeth College, 7.25%,
                              6/15/11                       1,150,140
NR        A-          6,900   Pennsylvania IDA, Economic
                              Development, 7.00%,
                              1/01/11                       7,853,649
NR        A-          5,155   Philadelphia, Hospital and
                              Higher Education Facility
                              Authority, Presbyterian
                              Medical Center, 6.50%,
                              12/01/11                      5,646,684

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aaa       AAA           500   York County Hospital
                              Authority, York Hospital,
                              (AMBAC), 7.00%, 7/01/21         565,985
                                                         ------------
                                                         $ 31,846,077
                                                         ------------
                              GENERAL OBLIGATIONS - 4.8%
NR        A         $ 4,725   Chester Upland School
                              District, 6.375%, 9/01/12  $  4,828,383
NR        A           3,000   Chester Upland School
                              District, 6.375%, 9/01/21     3,038,070
A1        AA-           465   Commonwealth of
                              Pennsylvania, 6.75%,
                              1/01/07                         498,182
A1        AA-           500   Commonwealth of
                              Pennsylvania, 6.75%,
                              1/01/08                         534,465
A1        AA-         5,435   Commonwealth of
                              Pennsylvania, 6.50%,
                              11/01/09                      5,729,251
A1        AA-         2,000   Commonwealth of
                              Pennsylvania, 6.375%,
                              9/15/12                       2,074,740
NR        A           3,000   Dauphin County, 6.90%,
                              6/02/26                       3,166,320
A1        A+          2,050   Lower Providence Township
                              Sewer Authority
                              Guaranteed, 6.75%, 5/01/22    2,142,066
NR        A           1,950   McKeesport Area School
                              District, 5.00%, 4/01/13      1,741,194
                                                         ------------
                                                         $ 23,752,671
                                                         ------------
                              HOSPITALS - 22.6%
NR        AAA       $ 2,470   Allegheny County, IDA,
                              Presbyterian Medical
                              Center, 6.75%, 2/01/26     $  2,548,842
NR        A-          4,000   Butler County IDA,
                              Sherwood Oaks, 5.75%,
                              6/01/16                       3,588,520
NR        AA-        12,000   Chester County, HEFA,
                              (Main Line Health System),
                              5.50%, 5/15/15               11,139,000
Baa       BBB         2,000   Dauphin County Hospital
                              Authority, Community
                              General Osteopathic
                              Hospital, 7.375%, 6/01/16     2,085,880
NR        A-         10,250   Delaware County, Riddle
                              Memorial Hospital, 6.50%,
                              1/01/22                       9,813,863
NR        NR          4,755   Hazelton Luzerne County,
                              Saint Joseph Medical
                              Center, 8.375%, 7/01/12       4,892,895
Baa1      NR          2,670   Indiana County Hospital
                              Authority, Indiana
                              Hospital, 7.125%, 7/01/23     2,689,838
NR        BBB+        3,500   Lebanon County, Good
                              Samaritan Hospital, 6.00%,
                              11/15/18                      3,148,285
Baa1      A           3,250   Lehigh County, Muhlenberg
                              Hospital, 6.60%, 7/15/22      3,233,620
NR        BBB-        5,405   McKean County Hospital
                              Authority, Bradford
                              Hospital, 6.10%, 10/01/20     4,591,115

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              HOSPITALS - (CONTINUED)
NR        BBB+        2,615   Montgomery County,
                              Pottstown Medical Center,
                              6.875%, 11/15/20              2,597,558
A1        A+            500   PA Hospital and Higher
                              Education Facility
                              Authority, Allegheny
                              General Hospital, 7.25%,
                              9/01/17                         536,535
A         BBB+        8,500   PA Hospital and Higher
                              Education Facility
                              Authority, Albert Einstein
                              Medical Center, 7.625%,
                              4/01/11                       9,054,965
Baa1      BBB+       12,800   PA Hospital and Higher
                              Education Facility
                              Authority, Graduate Health
                              System, 6.625%, 7/01/21      12,228,480
Aa        AA          4,500   PA Hospital and Higher
                              Education Facility
                              Authority, Children's
                              Hospital, 5.50%, 2/15/22      4,125,060
Baa1      A-         10,515   PA Hospital and Higher
                              Education Facility
                              Authority, Temple
                              University Hospital,
                              6.625%, 11/15/23             10,517,418
Aa        AA         10,200   PA Hospital and Higher
                              Education Facility
                              Authority, Children's
                              Hospital, 5.00%, 2/15/21      8,745,276
Aa        NR          4,750   Pottsville, Hospital
                              Authority, Daughters of
                              Charity, 5.00%, 8/15/12       4,238,093
Baa       NR          4,115   Somerset County, Hospital
                              Authority, Somerset
                              County, Somerset Community
                              Hospital Project, 6.750%,
                              3/01/11                       3,950,359
A         NR          7,000   Washington County,
                              Hospital Authority,
                              Monongahela Valley
                              Hospital, 6.75%, 12/01/08     7,324,310
                                                         ------------
                                                         $111,049,912
                                                         ------------
                              HOUSING - 12.3%
NR        AAA       $ 1,000   Bucks County, Mortgage
                              Revenue Bonds, Warminster
                              Heights Project, Section
                              8-A, 6.80%, 8/01/12        $  1,029,520
NR        NR          2,680   Chester County, IDA,
                              8.05%, 1/01/24                2,688,120
A1        A+          3,000   Pennsylvania HFA MF,
                              7.60%, 7/01/13                3,210,330
Aaa       NR          3,000   Philadelphia Redevelopment
                              Authority, MF, 6.95%,
                              5/15/24                       3,102,450
Aaa       NR          2,175   Allegheny County
                              Residential Finance
                              Authority, SFMR, (GNMA),
                              7.15%, 6/01/17                2,212,410
Aa        AA          5,700   Pennsylvania HFA SFMR,
                              (AMT), 6.75%, 4/01/16         5,816,451
Aa        AA          3,730   Pennsylvania HFA SFMR,
                              6.90%, 4/01/17                3,834,627

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
Aa        AA          4,000   Pennsylvania HFA SFMR,
                              6.85%, 4/01/16                4,099,080
Aa        AA            300   Pennsylvania HFA SFMR,
                              7.40%, 10/01/09                 313,026
Aa        AA            770   Pennsylvania HFA SFMR,
                              7.20%, 10/01/11                 809,124
Aa        AA            695   Pennsylvania HFA SFMR,
                              7.375%, 10/01/16                720,048
Aa        AA          1,000   Pennsylvania HFA SFMR,
                              (AMT), Variable, 10/01/23
                              (1)                           1,059,990
Aa        AA          5,500   Pennsylvania HFA SFMR,
                              (AMT), 6.85%, 4/01/25         5,637,280
Aa        AA          8,350   Pennsylvania HFA SFMR,
                              (AMT), 7.50%, 10/01/25        8,868,034
Aa        AA         10,000   Pennsylvania HFA SFMR,
                              (AMT), 6.65%, 10/01/21       10,177,400
A1        A           4,235   Urban Redevelopment
                              Authority of Pittsburgh
                              Mortgage Revenue Bonds,
                              (AMT), 7.10%, 4/01/24         4,259,563
A1        A             265   Urban Redevelopment
                              Authority of Pittsburgh,
                              7.45%, 4/01/10                  278,663
A1        A           1,000   Urban Redevelopment
                              Authority of Pittsburgh
                              Mortgage Revenue Bonds,
                              7.125%, 4/01/15               1,040,790
A1        A           1,055   Urban Redevelopment
                              Authority of Pittsburgh
                              Mortgage Revenue Bonds,
                              (AMT), 7.40%, 4/01/24         1,096,630
                                                         ------------
                                                         $ 60,253,536
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              AUTHORITY - 8.7%
A3        A         $ 6,950   Butler County IDA,
                              Witco Corporation Project,
                              5.85%, 12/01/23            $  6,573,449
NR        BBB         1,005   Clearfield County IDA,
                              Kmart Corporation,
                              6.80%, 5/15/07                1,030,095
NR        A+          4,000   Franklin County IDA,
                              Corning Incorporated,
                              6.25%, 8/01/05                4,206,280
NR        AAA         8,750   Mercer County IDA,
                              Hillcrest Nursing Center,
                              0%, 1/15/13                   2,475,375
A2        A          12,000   New Morgan IDA, New Morgan
                              Landfill, (AMT), 6.50%,
                              4/01/19                      12,155,040
Baa2      BBB-        5,000   Pennsylvania, IDA,
                              Macmilliam Project, (AMT),
                              7.60%, 12/01/20               5,385,950
Baa1      BBB+        4,450   Pennsylvania, IDA, Sun
                              Company Project, (AMT),
                              7.60%, 12/01/24               4,807,868
A2        A           6,025   Washington County IDA,
                              West Penn Power, 6.05%,
                              4/01/14                       5,964,630
                                                         ------------
                                                         $ 42,598,687
                                                         ------------

--------------------------------------------------------------------------------
                  PENNSYLVANIA TAX FREE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED AIRPORTS - 1.2%
Aaa       AAA       $ 6,000   Philadelphia Airport,
                              (AMBAC), (AMT), 6.00%,
                              6/15/15                    $  5,903,760
                                                         ------------
                              INSURED EDUCATION - 1.1%
Aaa       AAA       $ 2,500   Pennsylvania Higher
                              Education Assistance
                              Agency Student Loan
                              Revenue Bonds, (AMBAC),
                              (AMT), 7.15%, 9/01/21      $  2,639,200
Aaa       AAA         1,500   Pennsylvania Higher
                              Education Assistance
                              Agency Student Loan
                              Revenue Bonds, (AMBAC),
                              (AMT), Variable, 3/01/22
                              (1)                           1,441,965
Aaa       AAA           700   Pennsylvania Higher
                              Education Assistance
                              Agency Student Loan
                              Revenue Bonds, (AMBAC),
                              (AMT), Variable, 9/01/26
                              (1)                             744,744
Aaa       AAA           800   Pennsylvania Higher
                              Education Assistance
                              Agency Student Loan
                              Revenue Bonds, (AMBAC),
                              (AMT), 6.40%, 3/01/22           808,712
                                                         ------------
                                                         $  5,634,621
                                                         ------------
                              INSURED GENERAL OBLIGATION - 3.0%
Aaa       AAA       $ 1,750   Deer Lakes School
                              District, (MBIA), 6.45%,
                              1/15/19                    $  1,792,210
Aaa       AAA         2,170   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/01/20                         454,701
Aaa       AAA         2,170   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/01/21                         427,230
Aaa       AAA         2,170   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/01/22                         401,407
Aaa       AAA         2,170   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/01/23                         377,168
Aaa       AAA         4,345   Elizabeth Forward School
                              District, (MBIA), 0%,
                              9/01/24                         709,582
Aaa       AAA         1,460   Haverford School District,
                              (FGIC), 6.125%, 6/01/14       1,477,199
Aaa       AAA         4,500   Keystone Oaks School
                              District, (AMBAC),
                              Variable,
                              9/01/16 (1)                   4,348,170
Aaa       AAA         1,430   Mars Area School District,
                              (MBIA), 0%, 3/01/14             474,245
Aaa       AAA           655   Rochester Area School
                              District, (AMBAC), 0%,
                              5/01/10                         278,703
Aaa       AAA         2,795   Venango County, (AMBAC),
                              6.30%, 12/01/19               2,850,453
Aaa       AAA         1,000   West Allegheny County
                              School District, (AMBAC),
                              6.60%, 2/01/09                1,034,210
                                                         ------------
                                                         $ 14,625,278
                                                         ------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED HOSPITAL - 7.1%
Aaa       AAA       $ 1,170   Allegheny County,
                              Children's Hospital of
                              Pittsburgh, (MBIA), 6.75%,
                              7/01/08                    $  1,234,175
Aaa       AAA         3,750   Allegheny County, Magee-
                              Womens Hospital, (FGIC),
                              0%, 10/01/15                  1,114,425
Aaa       AAA         1,400   Armstrong County Saint
                              Francis Health Care,
                              (AMBAC), 6.25%, 6/01/13       1,430,296
Aaa       AAA         2,500   Armstrong County Saint
                              Francis Health Care,
                              (AMBAC), 6.00%, 8/15/08       2,557,425
Aaa       AAA         4,400   Bucks County, IDA, Grand
                              View Hospital, (AMBAC),
                              5.25%, 7/01/21                3,889,864
Aaa       AAA           775   Carbon County, Gnaden
                              Memorial Hospital,
                              (AMBAC), 7.00%, 11/15/14        825,243
Aaa       AAA           750   Erie County Hospital
                              Authority, Harlot Medical
                              Center, (AMBAC), 7.10%,
                              2/15/10                         811,313
Aaa       AAA           230   Lehigh County Health East,
                              Incorporated, (MBIA),
                              7.00%, 7/01/15                  244,801
Aaa       AAA         5,000   Lehigh County, St. Luke's
                              Hospital, (AMBAC), 6.25%,
                              7/01/22                       5,091,850
Aaa       AAA         1,000   Montgomery County,
                              Abington Memorial
                              Hospital, (AMBAC),
                              Variable,
                              6/01/11 (1)                   1,111,250
Aaa       AAA         5,000   Philadelphia Hospital and
                              Higher Education,
                              Pennsylvania Hospital,
                              (FGIC), Variable, 2/15/12
                              (1)                           4,368,500
Aaa       AAA         3,500   Sayre Health Care
                              Facilities Authority,
                              Guthrie Healthcare System,
                              (AMBAC), 6.00%, 3/01/21       3,490,690
Aaa       AAA         1,500   Scranton-Lackawanna, Mercy
                              Health Systems, (MBIA),
                              6.90%, 1/01/23                1,577,370
Aaa       AAA         7,500   Washington County,
                              Shadyside Hospital,
                              (AMBAC), 5.75%, 12/15/14      7,277,924
                                                         ------------
                                                         $ 35,025,126
                                                         ------------
                              INSURED LEASE - 4.1%
Aaa       AAA       $ 4,595   Harrisburg Authority,
                              Dauphin County, Lease
                              Revenue, (CGIC), 6.25%,
                              6/01/10                    $  4,904,335
Aaa       AAA         3,000   Northumberland County,
                              Lease Revenue, (MBIA), 0%,
                              10/15/12                      1,109,040
Aaa       AAA         5,600   Philadelphia Muni
                              Authority, Lease Revenue,
                              (FGIC), 5.625%, 11/15/18      5,317,592

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED LEASE - (CONTINUED)
Aaa       AAA        10,000   Commonwealth of
                              Pennsylvania, Lease
                              Revenue, (AMBAC), 5.00%,
                              7/01/15                       8,751,600
                                                         ------------
                                                         $ 20,082,567
                                                         ------------
                              INSURED UTILITIES - 3.9%
Aaa       AAA       $ 4,000   Beaver County IDA, Ohio
                              Edison Company, (FGIC),
                              7.00%, 6/01/21             $  4,270,880
Aaa       AAA        10,000   Beaver County IDA, Ohio
                              Edison Company, (FGIC),
                              7.05%, 10/01/20              10,708,500
Aaa       AAA         3,800   Puerto Rico Electric Power
                              Authority, (FSA),
                              Variable, 7/01/02 (1)         4,116,578
                                                         ------------
                                                         $ 19,095,958
                                                         ------------
                              INSURED WATER & SEWER - 6.2%
Aaa       AAA       $ 2,750   Allegheny County, Sewer
                              Revenue, (FGIC), 0%,
                              12/01/08                   $  1,296,845
Aaa       AAA         9,000   Bethlehem Authority,
                              Northampton and Lehigh
                              Counties, Water Revenue
                              Bonds, (MBIA), 4.875%,
                              11/15/14                      7,805,070
Aaa       AAA         2,500   City of Philadelphia,
                              Water and Wastewater,
                              (FGIC), Variable, 6/15/12
                              (1)                           2,350,000
Aaa       AAA         9,000   City of Philadelphia,
                              Water and Wastewater,
                              (CGIC), 5.50%, 6/15/15        8,441,280
Aaa       AAA         2,460   City of Philadelphia,
                              Water and Wastewater,
                              (CGIC), 5.00%, 6/15/16        2,145,440
Aaa       AAA         8,920   City of Philadelphia,
                              Water and Wastewater,
                              (MBIA), 5.60%, 8/01/18        8,435,555
                                                         ------------
                                                         $ 30,474,190
                                                         ------------
                              MISCELLANEOUS - 3.8%
NR        AA        $   870   Pennsylvania
                              Infrastructure Investment
                              Authority, Pennvest,
                              6.80%, 9/01/10             $    922,487
NR        A          16,950   Pennsylvania Finance
                              Authority, Beaver County,
                              6.60%, 11/01/09              17,744,277
                                                         ------------
                                                         $ 18,666,764
                                                         ------------
                              NURSING HOMES - 1.3%
NR        NR        $ 3,500   Montgomery County IDA,
                              Geriatric Health Care
                              Institute, 8.375%, 7/01/23 $  3,493,910
NR        NR          1,460   Westmoreland County IDA,
                              Highland Health System,
                              9.25%, 6/01/22                1,517,860

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
NR        NR          1,190   Philadelphia Hospital and
                              Higher Education
                              Facilities Authority,
                              Philadelphia Protestant,
                              8.625%, 7/01/21               1,200,995
                                                         ------------
                                                         $  6,212,765
                                                         ------------
                              SPECIAL TAX REVENUE - 0.1%
Baa1      BBB+      $   500   Puerto Rico Special Tax
                              Revenue, 7.50%, 7/01/09    $    535,485
                                                         ------------
                              TRANSPORTATION - 0.3%
Baa1      A         $ 1,500   Puerto Rico Commonwealth
                              Highway, 5.50%, 7/01/13    $  1,415,115
                                                         ------------
                              UTILITIES - 2.2%
Baa3      BB+       $   500   Beaver County, IDA, Ohio
                              Edison Company, 7.75%,
                              9/01/24                    $    524,550
Baa1      BBB+        3,250   Delaware County, IDA,
                              Philadelphia Electric
                              Company, 7.375%, 4/01/21      3,462,745
Baa1      BBB+        4,070   Montgomery County, IDA,
                              Philadelphia Electric
                              Company, (AMT), 7.60%,
                              4/01/21                       4,337,358
Baa1      A-          3,370   Puerto Rico Electric Power
                              Authority Power Revenue,
                              0%, 7/01/17                     863,866
NR        NR          1,500   Virgin Islands Water and
                              Power Authority, 7.40%,
                              7/01/11                       1,562,595
                                                         ------------
                                                         $ 10,751,114
                                                         ------------
                              WATER & SEWER REVENUE - 0.2%
Baa1      A         $ 1,000   Puerto Rico Aqueduct and
                              Sewer Authority, 7.90%,
                              7/01/07                    $  1,109,020
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $477,086,127)        $491,067,330
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio primarily invests in debt securities issued by Pennsylvania municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 28.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.4% to 11.5% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                            Texas Tax Free Portfolio
                    Portfolio of Investments - July 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              EDUCATION - 3.7%
A         NR         $  700   Brazos Higher Education
                              Authority, Texas Student
                              Loan Subordinate, 6.50%,
                              6/01/04                     $   727,524
Aa1       AA            250   University of Texas, 6.75%,
                              8/15/13 (1)                     267,055
                                                          -----------
                                                          $   994,579
                                                          -----------
                              ELECTRIC UTILITIES - 1.6%
NR        BBB        $  500   Guam Power Authority,
                              5.25%, 10/01/23             $   422,495
                                                          -----------
                              ESCROWED - 3.6%
Baa1      BBB        $  200   Bexar County, Texas, St.
                              Luke's Lutheran Hospital,
                              7.00%, 5/01/21              $   227,466
Aaa       NR          1,000   Central Texas Housing
                              Corporation Single Family,
                              0%, 9/01/16                     270,510
Aaa       AAA            85   Harris County Texas Toll
                              Road Unlimited Tax and
                              Subordinate Lien (AMBAC),
                              6.625%, 8/15/17                  90,796
Aaa       AAA           200   Montgomery County, Texas
                              Hospital District (FSA),
                              6.625%, 4/01/17                 224,720
Aaa       AAA           150   Texas National Research Lab
                              Super Collider, 6.95%,
                              12/01/12                        167,802
                                                          -----------
                                                          $   981,294
                                                          -----------
                              GENERAL OBLIGATIONS - 16.8%
Aaa       AAA        $1,000   Bastrop, Texas Independent
                              School District U.T.G.O.
                              (PSF), 0.00%, 2/15/13       $   349,880
Aaa       NR            500   Crandall, Texas Independent
                              School District U.T.G.O.
                              (PSF), 6.00%, 2/15/24           495,935
Aaa       AAA         1,000   Cypress-Fairbanks, Texas
                              Independent School District
                              U.T.G.O. (PSF), 5.25%,
                              2/15/19                         904,900
Aaa       AAA           550   Grand Prairie, Texas
                              Independent School District
                              U.T.G.O. (PSF), 0%, 2/15/12     202,680
Aaa       AA+           350   Irving, Texas L.T.G.O.
                              4.875%, 9/15/14 (1)             309,544
Aaa       AAA         1,000   Round Rock, Texas
                              Independent School District
                              U.T.G.O. (PSF), 5.50%,
                              8/01/15                         948,900
Aa        AA            250   Texas Veterans' Housing
                              Assistance U.T.G.O. (AMT),
                              6.45%, 6/01/23                  247,420
Aa        AA            690   Texas Veterans' Housing
                              Assistance U.T.G.O. (AMT),
                              6.70%, 12/01/24                 697,321
Aa        AA            395   Texas Veterans' Housing
                              Assistance U.T.G.O. (AMT),
                              6.80%, 12/01/23                 401,980
                                                          -----------
                                                          $ 4,558,560
                                                          -----------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              HEALTH CARE - 1.9%
NR        NR         $  500   Bell County, Texas HFC
                              Elder Care Facilities,
                              9.00%, 11/01/24             $   523,725
                                                          -----------
                              HOSPITALS - 11.1%
NR        BBB        $  500   Denison, Texas, Texoma
                              Medical Center, 7.10%,
                              8/15/24                     $   502,255
A         A-            100   Ector County, Texas
                              Hospital District, 7.30%,
                              4/15/12                         105,170
A         A-            100   Harris County, Texas
                              Hospital District, 7.125%,
                              6/01/15                         104,750
A         A-          1,100   Harris County, Texas
                              Hospital District, Memorial
                              Hospital System, 6.625%,
                              6/01/24                       1,114,696
Aa        AA            250   McAllen Health Facilities,
                              Texas, Sisters of Mercy,
                              5.00%, 6/01/15                  220,160
A1        NR          1,000   Tarrant County, Texas,
                              Methodist Health System,
                              6.00%, 9/01/24                  971,830
                                                          -----------
                                                          $ 3,018,861
                                                          -----------
                              HOUSING - 4.2%
Aa        NR         $  400   Kaufman, Texas HDC
                              Multifamily (FHA) Section
                              8, 6.00%, 2/01/22           $   377,764
NR        A             750   Travis County, Texas HFC
                              Multifamily Travis Station
                              Apartments, 6.75%, 4/01/19      762,435
                                                          -----------
                                                          $ 1,140,199
                                                          -----------
                              INDUSTRIAL DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - 7.0%
Baa1      BBB        $  450   Gulf Coast, Texas Waste
                              Disposal Authority,
                              Champion International
                              (AMT), 7.25%, 4/01/17       $   481,401
A2        A+          1,000   Port Corpus Christi, Texas,
                              Hoechst Celanese
                              Corporation, 6.875%,
                              4/01/17                       1,048,690
Baa2      BBB           400   West Side Calhoun County
                              Navigation District, Texas,
                              Union Carbide (AMT), 6.40%,
                              5/01/23                         380,572
                                                          -----------
                                                          $ 1,910,663
                                                          -----------
                              INSURED EDUCATION - 0.4%
Aaa       AAA        $  100   Southwest, Texas, Southern
                              Methodist University
                              (FGIC), 6.375%, 10/01/13    $   104,393
                                                          -----------
                              INSURED ELECTRIC UTILITIES - 14.5%
Aaa       AAA        $1,000   Austin, Texas Utility
                              System (FGIC), 6.25%,
                              5/15/16                     $ 1,020,160
Aaa       AAA           250   Brazos River Authority,
                              Texas, Houston Lighting and
                              Power Company (FGIC),
                              7.20%, 12/01/18                 267,497

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              INSURED ELECTRIC UTILITIES -
                              (CONTINUED)
Aaa       AAA            75   Brazos River Authority,
                              Texas, Houston Light and
                              Power (AMBAC), 6.70%,
                              3/01/17                          78,424
Aaa       AAA         1,050   Corpus Christi, Texas
                              Utility System (MBIA),
                              5.20%, 7/15/13                  960,561
Aaa       AAA           500   Lower Colorado River
                              Authority Junior Lien,
                              Texas (FGIC), 0%, 1/01/12       183,855
Aaa       AAA           605   Montgomery County, Texas
                              MUD #47 Water & Sewer
                              (AMBAC), 6.125%, 10/01/20       607,432
Aaa       AAA           100   Sabine River Authority,
                              Texas, Utilities Electric
                              Company (FGIC), 6.55%,
                              10/01/22                        103,182
Aaa       AAA         1,395   Texas Municipal Power
                              Agency (MBIA), 0%, 9/01/13      463,405
Aaa       AAA         1,000   Texas Municipal Power
                              Agency (MBIA), 0%, 9/01/17      254,790
                                                          -----------
                                                          $ 3,939,306
                                                          -----------
                              INSURED GENERAL OBLIGATION - 1.9%
Aaa       AAA        $  100   Brownsville, Texas
                              Navigation District
                              (AMBAC), 6.25%, 3/01/14     $   102,245
Aaa       AAA           500   Ector County, Texas G.O.
                              (AMBAC), 4.25%, 2/15/10         426,335
                                                          -----------
                                                          $   528,580
                                                          -----------
                              INSURED HOSPITAL - 6.6%
Aaa       AAA        $  250   Coastal Bend, Texas HFC
                              Incarnate Word Health
                              Services (AMBAC), 6.30%,
                              1/01/17                     $   254,058
Aaa       AAA           500   Harris County, Texas HFC
                              Hermann Hospital (MBIA),
                              6.375%, 10/01/24 (1)            507,320
Aaa       AAA         1,000   Tyler County, Texas HFC
                              Mother Frances Hospital
                              (FGIC), 6.50%, 7/01/22        1,029,190
                                                          -----------
                                                          $ 1,790,568
                                                          -----------
                              INSURED LEASE/COP - 1.7%
Aaa       AAA        $  500   East Texas Jails, Angelina
                              County Project (MBIA),
                              5.25%, 5/01/14              $   459,665
                                                          -----------
                              INSURED TRANSPORTATION - 12.0%
Aaa       AAA        $  500   Dallas-Fort Worth
                              International Airport,
                              Texas (MBIA), 6.00%,
                              11/01/12                    $   504,175
Aaa       AAA           500   Dallas-Fort Worth
                              International Airport,
                              Texas (FGIC), 5.625%,
                              11/01/15                        475,890
Aaa       AAA           500   Harris County, Texas Toll
                              Road Senior Lien (AMBAC),
                              5.30%, 8/15/13                  465,385
Aaa       AAA         2,000   Harris County, Texas Toll
                              Road Subordinate Lien
                              (FGIC), 5.375%, 8/15/20       1,819,820
                                                          -----------
                                                          $ 3,265,270
                                                          -----------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
---------------------------------------------------------------------
                              INSURED WATER & SEWER - 1.7%
Aaa       AAA        $  520   Tarrant County, Texas Water
                              and Improvement District
                              Number One (AMBAC), 4.75%,
                              3/01/12                     $   450,819
                                                          -----------
                              LEASE/COP - 0.9%
NR        BBB-       $  250   Rio Grande, Texas
                              Independent School District
                              Lease, 6.75%, 7/15/10       $   241,558
                                                          -----------
                              MISCELLANEOUS - 5.9%
Baa2      BB+        $  505   Alliance Airport Authority,
                              Texas, American Airlines,
                              7.50%, 12/01/29             $   524,180
Aaa       AAA         1,000   Austin, Texas Hotel
                              Occupancy Tax Revenue,
                              5.125% (AMBAC), 11/15/19        882,970
NR        NR            250   Retama Development, Texas,
                              Retama Racetrack, 8.75%,
                              12/15/18                        200,000
                                                          -----------
                                                          $ 1,607,150
                                                          -----------
                              TRANSPORTATION - 3.7%
Ba1       BB         $  235   Dallas-Fort Worth Texas
                              Airport, Delta Airlines
                              (AMT), 7.125%, 11/01/26     $   239,872
Baa2      BB+           225   Dallas-Fort Worth Texas
                              Airport, Delta Airlines
                              (AMT), 7.50%, 11/01/25          233,986
NR        BBB           255   Guam Airport Authority
                              (AMT), 6.70%, 10/01/23          254,967
Aa        AA             25   Harris County, Texas Toll
                              Road, Subordinate Lien,
                              6.75%, 8/01/14                   26,726
Baa3      BB+           250   Puerto Rico Ports
                              Authority, American
                              Airlines (AMT), 6.30%,
                              6/01/23                         242,637
                                                          -----------
                                                          $   998,188
                                                          -----------
                              WATER & SEWER REVENUE - 0.8%
Aa        AA         $  250   Dallas, Texas Water and
                              Sewer, 5.00%, 4/01/09       $   236,018
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS (IDENTIFIED
                              COST, $26,750,393)          $27,171,891
                                                          ===========

(1) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 55.3% of the securities in the portfolio of investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage by financial institution ranges from 0.8% to 18.4% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                              Tax Free Portfolios
                              Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                 July 31, 1995
--------------------------------------------------------------------------------

                                                            ARIZONA        COLORADO      CONNECTICUT       MICHIGAN
                                                           PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                          ------------    -----------    ------------    ------------
ASSETS:
  Investments --
     Identified cost                                      $140,218,111    $44,277,269   $192,808,845     $182,066,681
     Unrealized appreciation (depreciation)                  3,828,622      1,159,426     (1,554,336)       4,460,215
                                                          ------------    -----------   ------------     ------------
       Total investments, at value (Note 1A)              $144,046,733    $45,436,695   $191,254,509     $186,526,896
  Cash                                                             426        687,824      1,592,566        2,048,393
  Receivable for investments sold                                   --         35,463             --          800,000
  Interest receivable                                        1,411,599        596,740      2,509,768        2,949,373
  Deferred organization expenses (Note 1D)                       4,476          1,464          6,823            6,501
                                                          ------------    -----------   ------------     ------------
          Total assets                                    $145,463,234    $46,758,186   $195,363,666     $192,331,163
                                                          ------------    -----------   ------------     ------------
LIABILITIES:
  Payable for when issued securities (Note 1F)            $         --    $   658,200   $         --     $    964,896
  Payable for daily variation margin on open financial
     futures contracts (Note 1E)                                33,469         20,719         77,031           99,875
  Demand note payable (Note 5)                                 903,000             --             --               --
  Payable to affiliates --
     Trustees' fees                                                669            135            919              889
     Custodian fees                                              2,924            639          3,823               --
  Accrued expenses                                               2,157          1,327          6,104            2,522
                                                          ------------    -----------   ------------     ------------
          Total liabilities                               $    942,219    $   681,020   $     87,877     $  1,068,182
                                                          ------------    -----------   ------------     ------------
Net Assets applicable to investors' interest in
  Portfolio                                               $144,521,015    $46,077,166   $195,275,789     $191,262,981
                                                          ============    ===========   ============     ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                          $140,643,966    $44,887,762   $196,718,666     $186,667,067
  Unrealized appreciation (depreciation) of investments
     and financial futures contracts (computed on the
     basis ofidentified cost)                                3,877,049      1,189,404     (1,442,877)       4,595,914
                                                          ------------    -----------   ------------     ------------
          Total                                           $144,521,015    $46,077,166   $195,275,789     $191,262,981
                                                          ============    ===========   ============     ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                 July 31, 1995
--------------------------------------------------------------------------------

                                                            MINNESOTA      NEW JERSEY     PENNSYLVANIA       TEXAS
                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                           -----------    ------------    ------------    -----------
ASSETS:
  Investments --
     Identified cost                                       $78,851,048    $389,842,758   $477,086,127     $26,750,393
     Unrealized appreciation                                 2,570,065      13,642,657     13,981,203         421,498
                                                           -----------    ------------   ------------     -----------
       Total investments, at value (Note 1A)               $81,421,113    $403,485,415   $491,067,330     $27,171,891
  Cash                                                         400,411       1,075,446      4,181,885       1,058,371
  Receivable for investments sold                                   --       3,861,470         30,000              --
  Interest receivable                                        1,168,552       5,337,412      6,962,611         472,632
  Receivable from the Investment Adviser (Note 2)                   --              --             --          18,606
  Deferred organization expenses (Note 1D)                       2,508          11,270         13,558           1,415
                                                           -----------    ------------   ------------     -----------
          Total assets                                     $82,992,584    $413,771,013   $502,255,384     $28,722,915
                                                           -----------    ------------   ------------     -----------
LIABILITIES:
  Payable for investments purchased                        $        --    $  2,654,715   $         --     $   479,270
  Payable for daily variation margin on open financial
     futures contracts (Note 1E)                                21,250          66,406             --          14,875
  Payable to affiliates --
     Trustees' fees                                                540           1,406          1,713             137
     Custodian fees                                              1,572           5,883             --             211
  Accrued expenses                                               1,526           4,181          3,367           1,401
                                                           -----------    ------------   ------------     -----------
          Total liabilities                                $    24,888    $  2,732,591   $      5,080     $   495,894
                                                           -----------    ------------   ------------     -----------
Net Assets applicable to investors' interest in
  Portfolio                                                $82,967,696    $411,038,422   $502,250,304     $28,227,021
                                                           ===========    ============   ============     ===========
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                           $80,383,134    $397,350,461   $488,269,101     $27,771,750
  Unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                        2,584,562      13,687,961     13,981,203         455,271
                                                           -----------    ------------   ------------     -----------
          Total                                            $82,967,696    $411,038,422   $502,250,304     $28,227,021
                                                           ===========    ============   ============     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Continued)

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------

                                                              ARIZONA       COLORADO      CONNECTICUT     MICHIGAN
                                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                            -----------    -----------    -----------    -----------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                           $ 9,380,468    $ 2,916,273   $12,024,017     $12,313,929
                                                            -----------    -----------   -----------     -----------
  Expenses --
     Investment adviser fee (Note 2)                        $   629,148    $   128,496   $   835,605     $   856,258
     Compensation of Trustees not members of the Investment
       Adviser's organization (Note 2)                            9,186          1,335        17,185          11,255
     Custodian fees (Note 2)                                     65,302         16,604        48,135           1,944
     Interest expense (Note 5)                                   24,478          7,980        55,056          19,364
     Legal and accounting services                               23,018         20,942        27,771          26,172
     Bond pricing                                                11,371          7,911        15,577          14,364
     Amortization of organization expenses (Note 1D)              1,793            637         2,620           2,493
     Printing and postage                                           200             --           552              --
     Registration costs                                             125            125           125             125
     Miscellaneous                                                4,266          1,133        15,780           4,161
                                                            -----------    -----------   -----------     -----------
       Total expenses                                       $   768,887    $   185,163   $ 1,018,406     $   936,136
  Deduct reduction of investment adviser fee (Note 2)                --         69,064            --              --
                                                            -----------    -----------   -----------     -----------
          Net expenses                                      $   768,887    $   116,099   $ 1,018,406     $   936,136
                                                            -----------    -----------   -----------     -----------
            Net investment income                           $ 8,611,581    $ 2,800,174   $11,005,611     $11,377,793
                                                            -----------    -----------   -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)        $(4,877,347)   $(1,800,477)  $(2,556,284)    $(3,817,102)
     Financial futures contracts                               (995,149)      (721,504)   (2,778,750)     (2,415,234)
                                                            -----------    -----------   -----------     -----------
          Net realized loss on investments                  $(5,872,496)   $(2,521,981)  $(5,335,034)    $(6,232,336)
                                                            -----------    -----------   -----------     -----------
  Change in unrealized appreciation --
     Investments                                            $ 7,691,430    $ 2,725,487   $ 3,995,907     $ 6,667,070
     Financial futures contracts                                166,028         98,064       537,717         280,007
                                                            -----------    -----------   -----------     -----------
          Net unrealized appreciation of investments        $ 7,857,458    $ 2,823,551   $ 4,533,624     $ 6,947,077
                                                            -----------    -----------   -----------     -----------
            Net realized and unrealized gain (loss) on
               investments                                  $ 1,984,962    $   301,570   $  (801,410)    $   714,741
                                                            -----------    -----------   -----------     -----------
               Net increase in net assets from operations   $10,596,543    $ 3,101,744   $10,204,201     $12,092,534
                                                            ===========    ===========   ===========     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------

                                                            MINNESOTA      NEW JERSEY     PENNSYLVANIA       TEXAS
                                                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                           -----------    ------------    ------------    -----------
INVESTMENT INCOME (NOTE 1B):
  Interest income                                          $ 5,259,766    $ 26,778,322    $ 33,140,571    $ 1,711,252
                                                           -----------    ------------    ------------    -----------
  Expenses --
     Investment adviser fee (Note 2)                       $   310,489    $  1,944,340    $  2,416,419    $    56,319
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)                5,240          14,740          20,013          1,753
     Custodian fees (Note 2)                                    20,399          91,170              --          7,834
     Interest expense (Note 5)                                  18,478          38,870          11,820          3,559
     Legal and accounting services                              23,039          35,317          38,577         16,838
     Bond pricing                                               11,391          18,054          15,974          8,533
     Amortization of organization expenses (Note 1D)             1,018           4,464           5,278            605
     Registration costs                                             --             125             125            125
     Miscellaneous                                               2,379           8,434           8,815            208
                                                           -----------    ------------    ------------    -----------
       Total expenses                                      $   392,433    $  2,155,514    $  2,517,021    $    95,774
                                                           -----------    ------------    ------------    -----------
  Deduct --
     Reduction of investment adviser fee (Note 2)          $        --    $         --    $         --    $    56,319
     Allocation of expenses to the Investment Adviser
       (Note 2)                                                     --              --              --         18,606
                                                           -----------    ------------    ------------    -----------
       Total                                               $        --    $         --    $         --    $    74,925
                                                           -----------    ------------    ------------    -----------
          Net expenses                                     $   392,433    $  2,155,514    $  2,517,021    $    20,849
                                                           -----------    ------------    ------------    -----------
            Net investment income                          $ 4,867,333    $ 24,622,808    $ 30,623,550    $ 1,690,403
                                                           -----------    ------------    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)       $(3,665,826)   $(13,015,045)   $(13,832,451)   $  (610,466)
     Financial futures contracts                            (1,549,418)     (4,759,465)     (6,462,533)      (393,285)
                                                           -----------    ------------    ------------    -----------
          Net realized loss on investments                 $(5,215,244)   $(17,774,510)   $(20,294,984)   $(1,003,751)
                                                           -----------    ------------    ------------    -----------
  Change in unrealized appreciation --
     Investments                                           $ 4,573,005    $ 15,570,319    $ 16,678,284    $ 1,169,634
     Financial futures contracts                               195,669       1,061,635       2,323,941         50,424
                                                           -----------    ------------    ------------    -----------
          Net unrealized appreciation of investments       $ 4,768,674    $ 16,631,954    $ 19,002,225    $ 1,220,058
                                                           -----------    ------------    ------------    -----------
            Net realized and unrealized gain (loss) on
               investments                                 $  (446,570)   $ (1,142,556)   $ (1,292,759)   $   216,307
                                                           -----------    ------------    ------------    -----------
               Net increase in net assets from operations  $ 4,420,763    $ 23,480,252    $ 29,330,791    $ 1,906,710
                                                           ===========    ============    ============    ===========

                       See notes to financial statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Continued)

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                            Year Ended July 31, 1995
--------------------------------------------------------------------------------

                                                           ARIZONA         COLORADO      CONNECTICUT       MICHIGAN
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  8,611,581    $  2,800,174   $ 11,005,611     $ 11,377,793
     Net realized loss on investment transactions          (5,872,496)     (2,521,981)    (5,335,034)      (6,232,336)
     Change in unrealized appreciation of investments       7,857,458       2,823,551      4,533,624        6,947,077
                                                         ------------    ------------   ------------     ------------
       Net increase in net assets from operations        $ 10,596,543    $  3,101,744   $ 10,204,201     $ 12,092,534
                                                         ------------    ------------   ------------     ------------
  Capital transactions --
     Contributions                                       $ 21,272,707    $ 10,355,365   $ 25,911,862     $ 14,779,804
     Withdrawals                                          (41,416,595)    (11,778,902)   (32,878,239)     (39,641,020)
                                                         ------------    ------------   ------------     ------------
       Decrease in net assets resulting from capital
          transactions                                   $(20,143,888)   $ (1,423,537)  $ (6,966,377)    $(24,861,216)
                                                         ------------    ------------   ------------     ------------
            Total increase (decrease) in net assets      $ (9,547,345)   $  1,678,207   $  3,237,824     $(12,768,682)
NET ASSETS:
  At beginning of year                                    154,068,360      44,398,959    192,037,965      204,031,663
                                                         ------------    ------------   ------------     ------------
  At end of year                                         $144,521,015    $ 46,077,166   $195,275,789     $191,262,981
                                                         ============    ============   ============     ============

--------------------------------------------------------------------------------

                                                          MINNESOTA       NEW JERSEY     PENNSYLVANIA        TEXAS
                                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ------------    ------------    -------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  4,867,333    $ 24,622,808    $ 30,623,550     $ 1,690,403
     Net realized loss on investment transactions          (5,215,244)    (17,774,510)    (20,294,984)     (1,003,751)
     Change in unrealized appreciation of investments       4,768,674      16,631,954      19,002,225       1,220,058
                                                         ------------    ------------    ------------     -----------
       Net increase in net assets from operations        $  4,420,763    $ 23,480,252    $ 29,330,791     $ 1,906,710
                                                         ------------    ------------    ------------     -----------
  Capital transactions --
     Contributions                                       $ 11,350,380    $ 43,487,001    $ 38,709,755     $ 4,736,724
     Withdrawals                                          (16,808,817)    (79,782,847)   (102,576,381)     (6,005,420)
                                                         ------------    ------------    ------------     -----------
       Decrease in net assets resulting from capital
          transactions                                   $ (5,458,437)   $(36,295,846)   $(63,866,626)    $(1,268,696)
                                                         ------------    ------------    ------------     -----------
            Total increase (decrease) in net assets      $ (1,037,674)   $(12,815,594)   $(34,535,835)    $   638,014
NET ASSETS:
  At beginning of year                                     84,005,370     423,854,016     536,786,139      27,589,007
                                                         ------------    ------------    ------------     -----------
  At end of year                                         $ 82,967,696    $411,038,422    $502,250,304     $28,227,021
                                                         ============    ============    ============     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended July 31, 1994*
--------------------------------------------------------------------------------

                                                           ARIZONA        COLORADO      CONNECTICUT       MICHIGAN
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                         ------------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  6,694,909    $ 1,681,554   $  8,098,918     $  9,191,618
     Net realized gain (loss) on investment
       transactions                                           (79,923)      (238,197)       610,531          459,500
     Change in unrealized depreciation of investments     (11,906,679)    (2,832,041)   (15,885,963)     (15,894,224)
                                                         ------------    -----------    -----------     ------------
       Net decrease in net assets from operations        $ (5,291,693)   $(1,388,684)  $ (7,176,514)    $ (6,243,106)
                                                         ------------    -----------    -----------     ------------
  Capital transactions --
     Contributions                                       $ 49,588,326    $25,061,524   $ 55,286,988     $ 43,549,085
     Withdrawals                                          (23,767,597)    (3,620,273)   (15,920,869)     (20,939,507)
                                                         ------------    -----------    -----------     ------------
       Increase in net assets resulting from capital
          transactions                                   $ 25,820,729    $21,441,251   $ 39,366,119     $ 22,609,578
                                                         ------------    -----------    -----------     ------------
          Total increase in net assets                   $ 20,529,036    $20,052,567   $ 32,189,605     $ 16,366,472
NET ASSETS:
  At beginning of period                                  133,539,324     24,346,392    159,848,360      187,665,191
                                                         ------------    -----------    -----------     ------------
  At end of period                                       $154,068,360    $44,398,959   $192,037,965     $204,031,663
                                                         ============    ===========   ============     ============

--------------------------------------------------------------------------------

                                                           MINNESOTA      NEW JERSEY     PENNSYLVANIA       TEXAS
                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          -----------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                $ 3,534,268    $ 19,598,942   $ 25,052,308     $ 1,024,502
     Net realized gain (loss) on investment transactions      361,104       1,931,832     (1,606,336)       (193,762)
     Change in unrealized depreciation of investments      (6,315,849)    (34,629,145)   (41,094,537)     (1,491,855)
                                                          -----------    ------------   ------------     -----------
       Net decrease in net assets from operations         $(2,420,477)   $(13,098,371)  $(17,648,565)    $  (661,115)
                                                          -----------    ------------   ------------     -----------
  Capital transactions --
     Contributions                                        $28,250,170    $ 95,610,275   $113,666,177     $14,312,043
     Withdrawals                                           (8,843,182)    (52,334,675)   (56,232,111)     (2,091,287)
                                                          -----------    ------------   ------------     -----------
       Increase in net assets resulting from capital
          transactions                                    $19,406,988    $ 43,275,600   $ 57,434,066     $12,220,756
                                                          -----------    ------------   ------------     -----------
          Total increase in net assets                    $16,986,511    $ 30,177,229    $39,785,501     $11,559,641
NET ASSETS:
  At beginning of period                                   67,018,859     393,676,787    497,000,638      16,029,366
                                                          -----------    ------------   ------------     -----------
  At end of period                                        $84,005,370    $423,854,016   $536,786,139     $27,589,007
                                                          ===========    ============   ============     ===========

* For the ten months ended July 31, 1994 (Note 7).

                       See notes to financial statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Continued)

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                         Year Ended September 30, 1993*
--------------------------------------------------------------------------------

                                                           ARIZONA        COLORADO      CONNECTICUT       MICHIGAN
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                         ------------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  3,814,722    $   529,081   $  4,491,010     $  5,803,151
     Net realized gain (loss) on investment
       transactions                                         2,843,057        (42,421)      (369,709)        (383,574)
     Change in unrealized appreciation (depreciation)
       of investments                                       5,331,763      1,030,366      8,422,527        9,602,839
                                                         ------------    -----------   ------------     ------------
          Net increase in net assets from operations     $ 11,989,542    $ 1,517,026   $ 12,543,828     $ 15,022,416
                                                         ------------    -----------   ------------     ------------
  Capital transactions --
     Contributions                                       $148,348,087    $23,748,943   $187,818,789     $184,212,796
     Withdrawals                                          (26,898,325)    (1,019,597)   (40,614,277)     (11,670,041)
                                                         ------------    -----------   ------------     ------------
       Increase in net assets resulting from capital
          transactions                                   $121,449,762    $22,729,346   $147,204,512     $172,542,755
                                                         ------------    -----------   ------------     ------------
          Total increase in net assets                   $133,439,304    $24,246,372   $159,748,340     $187,565,171
NET ASSETS:
  At beginning of period                                      100,020        100,020        100,020          100,020
                                                         ------------    -----------   ------------     ------------
  At end of period                                       $133,539,324    $24,346,392   $159,848,360     $187,665,191
                                                         ============    ===========   ============     ============

--------------------------------------------------------------------------------

                                                           MINNESOTA      NEW JERSEY     PENNSYLVANIA       TEXAS
                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          -----------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                $ 1,988,776    $ 12,599,045   $ 16,036,467     $   333,755
     Net realized gain (loss) on investment transactions     (249,985)        108,306      2,426,891         (68,370)
     Change in unrealized appreciation (depreciation)
       of investments                                       3,295,330      20,473,018     21,996,791         606,518
                                                          -----------    ------------   ------------     -----------
          Net increase in net assets from operations      $ 5,034,121    $ 33,180,369   $ 40,460,149     $   871,903
                                                          -----------    ------------   ------------     -----------
  Capital transactions --
     Contributions                                        $75,312,856    $409,889,770   $536,041,409     $19,000,571
     Withdrawals                                          (13,428,138)    (49,493,372)   (79,600,940)     (3,943,128)
                                                          -----------    ------------    -----------     -----------
       Increase in net assets resulting from capital
          transactions                                    $61,884,718    $360,396,398   $456,440,469     $15,057,443
                                                          -----------    ------------   ------------     -----------
          Total increase in net assets                    $66,918,839    $393,576,767   $496,900,618     $15,929,346
NET ASSETS:
  At beginning of period                                      100,020         100,020        100,020         100,020
                                                          -----------    ------------   ------------     -----------
  At end of period                                        $67,018,859    $393,676,787   $497,000,638     $16,029,366
                                                          ===========    ============   ============     ===========

* For the period from the start of business, February 1, 1993, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                        ARIZONA PORTFOLIO                  COLORADO PORTFOLIO
                                                 -------------------------------     -------------------------------
                                                           YEAR ENDED                          YEAR ENDED
                                                 -------------------------------     -------------------------------
                                                 JULY 31,   JULY 31,   SEPT. 30,     JULY 31,   JULY 31,   SEPT. 30,
                                                   1995      1994*      1993**         1995      1994*      1993**
                                                 --------   --------   ---------     --------   --------   ---------
RATIOS (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)++:
  Net expenses                                      0.52%      0.46%+     0.42% +      0.25%      0.02% +     0.06%+
  Net investment income                             5.81%      5.43%+     5.46% +      6.05%      5.73% +     5.60%+
PORTFOLIO TURNOVER                                    22%        23%       107%          52%        23%         10%
NET ASSETS, end of period (000 omitted)          $144,521   $154,068   $133,539      $46,077    $44,399     $24,346

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
  Expenses                                                                             0.40%      0.35%+     0.35%+
  Net investment income                                                                5.90%      5.40%+     5.31%+

--------------------------------------------------------------------------------

                                                     CONNECTICUT PORTFOLIO                MICHIGAN PORTFOLIO
                                                -------------------------------     -------------------------------
                                                          YEAR ENDED                          YEAR ENDED
                                                -------------------------------     -------------------------------
                                                JULY 31,   JULY 31,   SEPT. 30,     JULY 31,   JULY 31,   SEPT. 30,
                                                  1995      1994*      1993**         1995      1994*      1993**
                                                --------   --------   ---------     --------   --------   ---------
RATIOS (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS):
  Net expenses                                     0.53%      0.47%+     0.46% +       0.48%      0.47%+     0.44% +
  Net investment income                            5.77%      5.40%+     5.45% +       5.85%      5.48%+     5.46% +
PORTFOLIO TURNOVER                                   29%        10%        10%           54%        45%        20%
NET ASSETS, end of period (000 omitted)         $195,276   $192,038   $159,848      $191,263   $204,032   $187,665

 + Annualized.
 * For the ten months ended July 31, 1994 (Note 7).
** For the period from the start of business, February 1, 1993, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Continued)

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------


                                                      MINNESOTA PORTFOLIO                NEW JERSEY PORTFOLIO
                                                -------------------------------     -------------------------------
                                                          YEAR ENDED                          YEAR ENDED
                                                -------------------------------     -------------------------------
                                                JULY 31,   JULY 31,   SEPT. 30,     JULY 31,   JULY 31,   SEPT. 30,
                                                  1995      1994*      1993**         1995      1994*      1993**
                                                --------   --------   ---------     --------   --------   ---------
RATIOS (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS):
  Net expenses                                     0.47%      0.45% +     0.40%+        0.52%      0.50%+     0.50% +
  Net investment income                            5.83%      5.50% +     5.58%+        5.96%      5.62%+     5.67% +
PORTFOLIO TURNOVER                                   76%        20%         10%           54%        25%        12%
NET ASSETS, end of period (000 omitted)          $82,968    $84,005     $67,019      $411,038   $423,854   $393,677

--------------------------------------------------------------------------------

                                                     PENNSYLVANIA PORTFOLIO                  TEXAS PORTFOLIO
                                                 -------------------------------     -------------------------------
                                                           YEAR ENDED                          YEAR ENDED
                                                 -------------------------------     -------------------------------
                                                 JULY 31,   JULY 31,   SEPT. 30,     JULY 31,   JULY 31,   SEPT. 30,
                                                   1995      1994*      1993**         1995      1994*      1993**
                                                 --------   --------   ---------     --------   --------   ---------
RATIOS (AS A PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)++ :
  Net expenses                                      0.49%      0.48%+     0.50% +      0.08%      0.00% +     0.03%+
  Net investment income                             6.02%      5.66%+     5.71% +      6.20%      5.69% +     5.82%+
PORTFOLIO TURNOVER                                    44%        21%        17%          49%        27%          8%
NET ASSETS, end of period (000 omitted)          $502,250   $536,786   $497,001      $28,227    $27,589     $16,029

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
  Expenses                                                                             0.35%      0.37%+     0.42%+
  Net investment income                                                                5.93%      5.32%+     5.43%+

 + Annualized.
 * For the ten months ended July 31, 1994 (Note 7).
** For the period from the start of business, February 1, 1993, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Arizona Tax Free Portfolio (Arizona Portfolio), Colorado Tax Free Portfolio (Colorado Portfolio), Connecticut Tax Free Portfolio (Connecticut Portfolio), Michigan Tax Free Portfolio (Michigan Portfolio), Minnesota Tax Free Portfolio (Minnesota Portfolio), New Jersey Tax Free Portfolio (New Jersey Portfolio), Pennsylvania Tax Free Portfolio (Pennsylvania Portfolio) and Texas Tax Free Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios are ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years beginning on the date each Portfolio commenced operations.

E. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

G. OTHER -- Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

For the year ended July 31, 1995, each Portfolio paid advisory fees as follows:

                      AMOUNT           EFFECTIVE RATE*
                    ----------         ----------------
Arizona             $  629,148               0.42%
Colorado               128,496               0.28%
Connecticut            835,605               0.44%
Michigan               856,258               0.44%
Minnesota              310,489               0.37%
New Jersey           1,944,340               0.47%
Pennsylvania         2,416,419               0.48%
Texas                   56,319               0.21%

To enhance the net income of the Colorado Portfolio and the Texas Portfolio, BMR made a reduction in its fee in the amount of $69,064 and $56,319, respectively, and $18,606 of expenses related to the operation of the Texas Portfolio were allocated to BMR.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 1995, no significant amounts have been deferred.

* Advisory fees paid as a percentage of average daily net assets.

--------------------------------------------------------------------------------
(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended July 31, 1995 were as follows:

               ARIZONA PORTFOLIO         COLORADO PORTFOLIO        CONNECTICUT PORTFOLIO        MICHIGAN PORTFOLIO
              -------------------       --------------------       ----------------------       ------------------
Purchases         $31,754,220               $ 23,720,614                $ 55,774,738               $101,893,489
Sales              42,996,767                 25,026,530                  58,525,219                116,259,363

              MINNESOTA PORTFOLIO       NEW JERSEY PORTFOLIO       PENNSYLVANIA PORTFOLIO        TEXAS PORTFOLIO
              -------------------       --------------------       ----------------------       ------------------
Purchases         $62,647,201               $219,433,205                $220,102,046                $13,166,608
Sales              62,259,757                237,114,073                 264,136,096                 13,804,505

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at July 31, 1995, as computed on a federal income tax basis, were as follows:

                                                       ARIZONA          COLORADO       CONNECTICUT        MICHIGAN
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ------------     ------------     ------------     ------------
Aggregate Cost                                       $140,218,111     $ 44,277,269     $192,808,845     $182,066,681
                                                     ------------     ------------     ------------     ------------
Gross unrealized appreciation                        $  6,026,055     $  1,602,238     $ 3,281,263      $  6,693,457
Gross unrealized depreciation                           2,197,433          442,812       4,835,599         2,233,242
                                                     ------------     ------------     ------------     ------------
     Net unrealized appreciation (depreciation)      $  3,828,622     $  1,159,426     $(1,554,336)     $  4,460,215
                                                     ============     ============     ===========      ============

                                                      MINNESOTA        NEW JERSEY      PENNSYLVANIA        TEXAS
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ------------     ------------     ------------     ------------
Aggregate Cost                                       $ 78,851,048     $389,842,758     $477,086,127     $ 26,750,393
                                                     ------------     ------------     ------------     ------------
Gross unrealized appreciation                        $  2,866,555     $ 15,128,046     $17,966,732      $    777,979
Gross unrealized depreciation                             296,490        1,485,389       3,985,529           356,481
                                                     ------------     ------------     ------------     ------------
     Net unrealized appreciation                     $  2,570,065     $ 13,642,657     $13,981,203      $    421,498
                                                     ============     ============     ===========      ============

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the period. For the Connecticut Portfolio, the average daily loan balance for the year ended July 31, 1995 was $1,583,254 and the average interest rate was 7.27%. The maximum borrowings outstanding at any point during the year were $6,997,000. At July 31, 1995, the Arizona Portfolio had a $903,000 loan outstanding pursuant to this line of credit.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 1995 is as follows:

                      FUTURES
                     CONTRACTS                                                          NET UNREALIZED
  PORTFOLIO       EXPIRATION DATE                CONTRACTS               POSITION        APPRECIATION
--------------    ----------------       -------------------------       --------       ---------------
Arizona              9/95                63 U.S. Treasury Bonds           Short             $ 48,427
Colorado             9/95                39 U.S. Treasury Bonds           Short               29,978
Connecticut          9/95                145 U.S. Treasury Bonds          Short              111,459
Michigan             9/95                188 U.S. Treasury Bonds          Short              135,699
Minnesota            9/95                40 U.S. Treasury Bonds           Short               14,497
New Jersey           9/95                125 U.S. Treasury Bonds          Short               45,304
Texas                9/95                28 U.S. Treasury Bonds           Short               33,773

At July 31, 1995 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.
The Pennsylvania Portfolio had no obligations outstanding at July 31, 1995.
--------------------------------------------------------------------------------
(7) CHANGE IN FISCAL YEAR

The Portfolios changed their fiscal year end from September 30, to July 31, effective July 31, 1994.

--------------------------------------------------------------------------------
                          Independent Auditors' Report
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF:
  ARIZONA TAX FREE PORTFOLIO
  COLORADO TAX FREE PORTFOLIO
  CONNECTICUT TAX FREE PORTFOLIO
  MICHIGAN TAX FREE PORTFOLIO
  MINNESOTA TAX FREE PORTFOLIO
  NEW JERSEY TAX FREE PORTFOLIO
  PENNSYLVANIA TAX FREE PORTFOLIO
  TEXAS TAX FREE PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Tax Free Portfolio, Colorado Tax Free Portfolio, Connecticut Tax Free Portfolio, Michigan Tax Free Portfolio, Minnesota Tax Free Portfolio, New Jersey Tax Free Portfolio, Pennsylvania Tax Free Portfolio and Texas Tax Free Portfolio as of July 31, 1995 , and the related statements of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year ended July 31, 1995 and the ten months ended July 31, 1994 and for the period from the start of business, February 1, 1993, to September 30, 1993. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Tax Free Portfolio, Colorado Tax Free Portfolio, Connecticut Tax Free Portfolio, Michigan Tax Free Portfolio, Minnesota Tax Free Portfolio, New Jersey Tax Free Portfolio, Pennsylvania Tax Free Portfolio and Texas Tax Free Portfolio at July 31, 1995, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                               DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
AUGUST 25, 1995

--------------------------------------------------------------------------------

Investment Management
--------------------------------------------------------------------------------
FUNDS            OFFICERS                      INDEPENDENT TRUSTEES
                 THOMAS J. FETTER              DONALD R. DWIGHT
                 President                     President, Dwight Partners, Inc.
                                               Chairman, Newspaper of New
                 JAMES B. HAWKES               England, Inc.
                 Vice President, Trustee
                                               SAMUEL L. HAYES, III
                 ROBERT B. MACINTOSH           Jacob H. Schiff Professor of
                 Vice President                Investment Banking, Harvard
                                               University Graduate School of
                 JAMES L. O'CONNOR             Business Administration
                 Treasurer
                                               NORTON H. REAMER
                 THOMAS OTIS                   President and Director,
                 Secretary                     United Asset Management
                                               Corporation

                                               JOHN L. THORNDIKE
                                               Director, Fiduciary Company
                                               Incorporated

                                               JACK L. TREYNOR
                                               Investment Adviser and Consultant

--------------------------------------------------------------------------------
PORTFOLIOS       OFFICERS                      JAMES L. O'CONNOR
                 THOMAS J. FETTER              Treasurer
                 President
                                               THOMAS OTIS
                 JAMES B. HAWKES               Secretary
                 Vice President, Trustee
                                               INDEPENDENT TRUSTEES
                 ROBERT B. MACINTOSH           DONALD R. DWIGHT
                 Vice President of Arizona,    President, Dwight Partners, Inc.
                 Colorado, Connecticut,        Chairman, Newspaper of New
                 Michigan, Minnesota,          England, Inc.
                 New Jersey, Pennsylvania
                 and Texas                     SAMUEL L. HAYES, III
                 Tax Free Portfolios           Jacob H. Schiff Professor of
                 Portfolio Manager of          Investment Banking, Harvard
                 Minnesota and New Jersey      University Graduate
                 Tax Free Portfolios           School of Business Administration

                 CYNTHIA J. CLEMSON            NORTON H. REAMER
                 Vice President and            President and Director,
                 Portfolio Manager of          United Asset Management
                 Arizona and Colorado Tax      Corporation
                 Free Portfolios
                                               JOHN L. THORNDIKE
                 DAVID C. REILLY               Director, Fiduciary Company
                 Vice President and            Incorporated
                 Portfolio Manager of
                 Pennsylvania Tax Free         JACK L. TREYNOR
                 Portfolio                     Investment Adviser and Consultant

                 NICOLE ANDERES
                 Vice President and
                 Portfolio Manager of
                 Connecticut Tax Free
                 Portfolio

                 TIMOTHY T. BROWSE
                 Vice President and
                 Portfolio Manager of
                 Michigan and Texas Tax
                 Free Portfolios